Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.36%
Australia-6.35%
AGL Energy Ltd.	3,027	$39,938
ALS Ltd.	7,388	47,021
Atlas Arteria Ltd.	6,762	36,589
Aurizon Holdings Ltd.	9,724	34,587
AusNet Services	32,300	37,808
Bank of Queensland Ltd.	6,394	32,320
Bendigo & Adelaide Bank Ltd.	5,358	36,919
Brambles Ltd.	5,106	42,480
Challenger Ltd.	8,940	52,360
Charter Hall Group	4,513	38,229
Coca-Cola Amatil Ltd.	5,257	41,454
Cochlear Ltd.	257	40,737
Commonwealth Bank of Australia	730	40,914
Computershare Ltd.	3,828	45,488
Crown Resorts Ltd.	4,794	37,146
Dexus	4,496	37,724
Domino’s Pizza Enterprises Ltd.	1,329	48,157
Downer EDI Ltd.	7,769	37,797
Evolution Mining Ltd.	10,706	26,864
Flight Centre Travel Group Ltd.	1,200	31,374
Goodman Group	4,047	39,693
GPT Group (The)	9,067	35,989
Harvey Norman Holdings Ltd.	13,321	37,140
Incitec Pivot Ltd.	18,726	40,468
Metcash Ltd.	19,620	33,872
Mirvac Group	18,307	40,971
National Australia Bank Ltd.	2,106	35,867
Newcrest Mining Ltd.	1,520	30,603
Northern Star Resources Ltd.	4,719	40,472
Orica Ltd.	2,699	40,624
Orora Ltd.	20,904	44,486
OZ Minerals Ltd.	6,623	43,831
Qantas Airways Ltd.	9,502	40,380
QBE Insurance Group Ltd.	4,740	42,823
Ramsay Health Care Ltd.	895	46,590
Scentre Group	14,479	36,938
Shopping Centres Australasia Property Group	22,367	42,697
Sonic Healthcare Ltd.	1,961	40,884
Star Entertainment Group Ltd. (The)	14,124	38,987
Stockland	12,893	41,830
Suncorp Group Ltd.	4,109	34,887
Sydney Airport	6,819	37,655
Tabcorp Holdings Ltd.	12,337	38,274
Telstra Corp. Ltd.	16,101	40,598
Transurban Group	3,854	39,912
Vicinity Centres	22,545	37,879
Vocus Group Ltd.(a)	18,021	40,177
Washington H Soul Pattinson & Co. Ltd.	2,809	39,735
Wesfarmers Ltd.	1,497	44,464
Westpac Banking Corp.	2,036	33,753
Whitehaven Coal Ltd.	17,109	28,262
Woolworths Group Ltd.	1,567	42,973
		2,039,620
Austria-0.62%
ANDRITZ AG	1,070	42,166
OMV AG	766	38,133
Telekom Austria AG(a)	5,220	41,940
	Shares	Value
Austria-(continued)
Verbund AG	642	$33,870
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,583	42,805
		198,914
Belgium-1.47%
Ackermans & van Haaren N.V.	263	42,093
Ageas	719	39,611
Colruyt S.A.	741	37,076
Groupe Bruxelles Lambert S.A.	415	41,670
KBC Group N.V.	670	48,982
Proximus SADP	1,336	37,944
Sofina S.A.	200	45,664
Solvay S.A., Class A	388	39,949
Telenet Group Holding N.V.	812	37,605
UCB S.A.	526	48,428
Umicore S.A.	1,141	52,563
		471,585
Canada-3.46%
Alimentation Couche-Tard, Inc., Class B	1,267	42,372
Bank of Nova Scotia (The)	729	39,841
BCE, Inc.	820	38,664
Canadian Tire Corp. Ltd., Class A	382	40,994
Canadian Utilities Ltd., Class A	1,336	40,912
CGI, Inc., Class A(a)	494	37,849
Enbridge, Inc.	1,164	47,359
Fairfax Financial Holdings Ltd.	86	38,506
Fortis, Inc.	925	40,370
Franco-Nevada Corp.	391	44,473
George Weston Ltd.	468	37,739
Great-West Lifeco, Inc.	1,827	47,369
Hydro One Ltd.(b)	2,092	42,550
Intact Financial Corp.	400	43,362
Loblaw Cos. Ltd.	698	36,543
Metro, Inc.	913	37,243
Power Corp. of Canada	1,839	45,914
Power Financial Corp.	1,827	47,452
RioCan REIT	1,984	40,744
Rogers Communications, Inc., Class B	789	39,529
Royal Bank of Canada	518	40,961
Saputo, Inc.	1,277	39,260
Shaw Communications, Inc., Class B	2,023	39,556
Sun Life Financial, Inc.	948	44,599
Teck Resources Ltd., Class B	2,275	29,415
TELUS Corp.	1,064	42,679
Thomson Reuters Corp.	559	44,968
		1,111,223
China-1.32%
China Mengniu Dairy Co. Ltd.(a)	9,731	35,553
Kerry Logistics Network Ltd.	25,270	40,207
Minth Group Ltd.	13,104	40,364
Semiconductor Manufacturing International Corp.(a)(c)	34,672	62,785
Shougang Fushan Resources Group Ltd.	176,479	34,706
Tingyi Cayman Islands Holding Corp.	27,825	46,595
Towngas China Co. Ltd.(a)	58,184	35,945
Uni-President China Holdings Ltd.	33,560	34,100
Xinyi Glass Holdings Ltd.	38,220	47,939
Xinyi Solar Holdings Ltd.	67,209	46,980
		425,174

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Denmark-2.06%
Carlsberg A/S, Class B	263	$38,471
Chr. Hansen Holding A/S	452	33,702
Coloplast A/S, Class B	326	41,068
Danske Bank A/S	3,073	51,277
Demant A/S(a)(c)	1,315	42,706
GN Store Nord A/S	925	45,895
H Lundbeck A/S	1,076	45,589
ISS A/S	1,544	37,374
Jyske Bank A/S(a)	1,391	52,782
Novozymes A/S, Class B	903	47,123
Orsted A/S(b)	399	43,462
Pandora A/S	903	46,630
Rockwool International A/S, Class B	192	44,624
Tryg A/S	1,292	39,162
Vestas Wind Systems A/S	531	52,979
		662,844
Finland-1.09%
Elisa OYJ	765	45,987
Fortum OYJ	1,697	41,110
Huhtamaki OYJ	1,018	45,340
Kesko OYJ, Class B	610	41,263
Kone OYJ, Class B	654	42,196
Orion OYJ, Class B(c)	1,041	49,226
Sampo OYJ, Class A	987	44,704
Wartsila OYJ Abp	3,279	40,244
		350,070
France-5.77%
Aeroports de Paris	214	40,619
Air France-KLM(a)	3,510	32,643
Air Liquide S.A.	308	44,628
Alstom S.A.	903	48,075
BioMerieux	491	48,672
Bollore S.A.	9,276	37,724
Bouygues S.A.	1,058	41,729
Bureau Veritas S.A.	1,612	44,469
CNP Assurances	2,137	38,510
Covivio	366	43,481
Danone S.A.	430	34,409
Dassault Systemes SE	273	47,345
Edenred	802	43,304
Electricite de France S.A.	3,165	38,999
Elis S.A.	2,172	42,274
ENGIE S.A.	2,551	43,881
EssilorLuxottica S.A.	263	39,009
Eurazeo SE	583	41,928
Eutelsat Communications S.A.	2,202	33,002
Gecina S.A.	247	46,687
Getlink SE	2,745	48,492
ICADE	443	49,486
Iliad S.A.(c)	423	55,643
Ipsen S.A.	370	27,588
Klepierre S.A.	1,270	43,219
Lagardere S.C.A.	1,863	35,511
L’Oreal S.A.	143	40,040
Orange S.A.	2,571	36,444
Orpea	309	40,270
Pernod Ricard S.A.	196	33,993
Publicis Groupe S.A.	811	35,977
Remy Cointreau S.A.(c)	262	27,834
Renault S.A.	656	25,477
Rubis S.C.A.	674	41,679
	Shares	Value
France-(continued)
Sanofi	440	$42,398
SCOR SE	994	42,308
Societe BIC S.A.	605	40,752
Sodexo S.A.(c)	332	34,731
Suez	2,480	40,673
Teleperformance	181	45,493
Thales S.A.	323	35,585
Ubisoft Entertainment S.A.(a)	491	37,410
Veolia Environnement S.A.	1,559	46,052
Vinci S.A.	355	39,293
Vivendi S.A.	1,400	38,320
Wendel S.A.	280	37,422
		1,853,478
Germany-4.03%
1&1 Drillisch AG	1,411	34,651
adidas AG	126	39,854
Allianz SE	172	41,199
Aroundtown S.A.	4,877	46,135
Beiersdorf AG	308	34,952
Carl Zeiss Meditec AG, BR	332	40,655
Deutsche Boerse AG	262	42,696
Deutsche Telekom AG	2,328	37,682
Deutsche Wohnen SE	1,116	47,244
DWS Group GmbH & Co. KGaA(b)	1,359	54,120
E.ON SE	4,152	47,143
Fielmann AG	538	42,872
Fuchs Petrolub SE	1,141	46,469
Hannover Rueck SE	239	46,519
Henkel AG & Co. KGaA	149	13,814
Henkel AG & Co. KGaA, Preference Shares	247	25,166
HOCHTIEF AG	344	39,773
LEG Immobilien AG	340	41,955
Merck KGaA	358	45,982
Muenchener Rueckversicherungs-Gesellschaft AG	159	46,881
Puma SE	523	41,962
Rocket Internet SE(a)(b)	1,405	32,908
RWE AG	1,308	45,462
Scout24 AG(b)	674	46,422
Siemens AG	388	48,003
Siemens Healthineers AG(b)	989	46,623
Symrise AG	413	42,537
Talanx AG	946	47,295
Uniper SE	1,236	40,531
United Internet AG	1,223	39,711
Vonovia SE	800	45,693
		1,292,909
Hong Kong-3.76%
Bank of East Asia Ltd. (The)	15,259	32,904
Cafe de Coral Holdings Ltd.	12,722	28,521
Champion REIT	56,735	34,090
CK Hutchison Holdings Ltd.	4,312	38,129
CK Infrastructure Holdings Ltd.	5,833	40,596
CLP Holdings Ltd.	3,827	39,763
Dah Sing Banking Group Ltd.	27,893	35,571
Dairy Farm International Holdings Ltd.	5,634	28,850
Guotai Junan International Holdings Ltd.	229,854	39,370
Guotai Junan International Holdings Ltd., Rts., expiring 03/09/2020(a)(d)	76,618	0
Hang Lung Group Ltd.	15,289	37,854
Hang Seng Bank Ltd.	1,795	36,271
Hong Kong & China Gas Co. Ltd. (The)	19,576	37,467

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Hongkong Land Holdings Ltd.	6,622	$34,964
Huabao International Holdings Ltd.	102,427	33,129
Hysan Development Co. Ltd.	9,331	34,826
Jardine Matheson Holdings Ltd.	701	39,047
Jardine Strategic Holdings Ltd.	1,251	38,137
Link REIT	3,474	35,034
Mapletree North Asia Commercial Trust(b)	39,734	34,459
MTR Corp. Ltd.	6,456	36,166
NWS Holdings Ltd.	22,199	28,516
PCCW Ltd.	74,217	43,838
Power Assets Holdings Ltd.	5,687	40,983
Shangri-La Asia Ltd.	37,651	34,568
Sino Land Co. Ltd.	26,427	35,956
Sun Art Retail Group Ltd.	40,227	47,869
Swire Pacific Ltd., Class A	3,097	27,130
Swire Pacific Ltd., Class B	5,381	7,607
Swire Properties Ltd.	11,373	35,160
United Energy Group Ltd.	224,585	39,827
Vitasoy International Holdings Ltd.	7,825	28,141
VTech Holdings Ltd.	4,869	44,002
Wharf Real Estate Investment Co. Ltd.	7,247	37,255
Yue Yuen Industrial Holdings Ltd.	14,507	40,139
		1,206,139
Ireland-0.25%
Glanbia PLC	3,352	39,116
Kerry Group PLC, Class A	327	41,931
		81,047
Israel-2.86%
Airport City Ltd.(a)	2,053	36,195
Alony Hetz Properties & Investments Ltd.	2,845	47,056
Amot Investments Ltd.	5,511	40,162
Azrieli Group Ltd.	537	39,709
Bank Hapoalim BM	5,230	44,920
Bank Leumi Le-Israel BM	5,797	41,772
Delek Group Ltd.(c)	291	37,712
Elbit Systems Ltd.	239	36,597
First International Bank of Israel Ltd.	1,550	43,397
Gazit-Globe Ltd.	3,988	46,269
Harel Insurance Investments & Financial Services Ltd.	4,940	33,714
Israel Chemicals Ltd.	8,691	36,585
Israel Discount Bank Ltd., Class A	9,719	44,255
Melisron Ltd.	651	42,679
Migdal Insurance & Financial Holdings Ltd.	39,200	31,792
Mizrahi Tefahot Bank Ltd.	1,703	46,453
Nice Ltd.(a)	256	44,111
Oil Refineries Ltd.	76,738	33,846
Paz Oil Co. Ltd.	287	34,823
Phoenix Holdings Ltd. (The)	6,638	36,380
Shufersal Ltd.	5,525	34,486
Strauss Group Ltd.	1,303	38,390
Tower Semiconductor Ltd.(a)	2,056	46,239
		917,542
Italy-3.05%
A2A S.p.A.	21,714	43,337
Amplifon S.p.A.	1,480	41,958
Assicurazioni Generali S.p.A.	2,103	40,968
Banca Mediolanum S.p.A.	5,274	47,494
Buzzi Unicem S.p.A.	1,829	42,588
Buzzi Unicem S.p.A., RSP	2,719	38,207
	Shares	Value
Italy-(continued)
Davide Campari-Milano S.p.A.	4,061	$39,289
DiaSorin S.p.A.	332	40,839
Enel S.p.A.	5,254	45,736
Eni S.p.A.	2,593	36,342
Ferrari N.V.	236	39,836
Hera S.p.A.	9,671	43,963
Infrastrutture Wireless Italiane S.p.A.(b)	3,826	39,720
Italgas S.p.A.	5,978	39,722
Mediaset S.p.A.(a)(c)	12,565	33,199
Moncler S.p.A.	1,013	43,782
Pirelli & C S.p.A.(b)	7,118	34,360
PRADA S.p.A.	13,485	51,650
Prysmian S.p.A.	1,710	37,848
Recordati S.p.A.	879	37,630
Salvatore Ferragamo S.p.A.	1,977	36,503
Snam S.p.A.	7,627	40,884
Terna - Rete Elettrica Nazionale S.p.A.	6,077	42,401
UnipolSai Assicurazioni S.p.A.	15,287	40,880
		979,136
Japan-31.69%
ABC-Mart, Inc.	629	40,468
Aeon Mall Co. Ltd.	2,480	41,245
Ain Holdings, Inc.	719	44,314
Ajinomoto Co., Inc.	2,137	35,212
Alfresa Holdings Corp.	1,748	35,253
Amano Corp.	1,315	38,119
ANA Holdings, Inc.	1,164	36,343
Aozora Bank Ltd.	1,723	46,285
Ariake Japan Co. Ltd.	544	37,093
Asahi Group Holdings Ltd.	817	37,952
ASKUL Corp.(c)	1,429	46,623
Autobacs Seven Co. Ltd.	2,343	34,193
Bandai Namco Holdings, Inc.	643	37,405
Benesse Holdings, Inc.	1,527	41,865
Bic Camera, Inc.	4,079	44,063
Bridgestone Corp.	1,063	37,552
Calbee, Inc.	1,336	43,628
Canon Marketing Japan, Inc.	1,965	46,759
Canon, Inc.	1,566	41,253
Capcom Co Ltd.	1,519	43,184
Central Japan Railway Co.	190	37,170
Chubu Electric Power Co., Inc.	2,662	36,159
Chugoku Bank Ltd. (The)	4,810	45,440
Chugoku Electric Power Co., Inc. (The)	3,027	39,943
COMSYS Holdings Corp.	1,422	41,149
CyberAgent, Inc.	926	36,959
Daiichikosho Co. Ltd.	902	43,904
Daito Trust Construction Co. Ltd.	286	33,674
Daiwa House Industry Co. Ltd.	1,277	40,165
Daiwa Securities Group, Inc.	8,944	45,297
DeNA Co. Ltd.	2,071	34,151
Dentsu Group, Inc.	1,153	38,178
East Japan Railway Co.	400	35,383
Electric Power Development Co. Ltd.	1,688	37,994
Ezaki Glico Co. Ltd.	862	36,802
FamilyMart Co. Ltd.	1,700	37,002
Fancl Corp.	1,637	43,042
FANUC Corp.	218	39,650
Fast Retailing Co. Ltd.	63	33,735
FP Corp.	577	34,933
Fuji Media Holdings, Inc.	3,087	41,955
Fuji Oil Holdings, Inc.	1,452	37,718

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Fuji Seal International, Inc.	1,496	$31,492
FUJIFILM Holdings Corp.	925	45,738
Fujitsu General Ltd.	2,388	53,390
Fujitsu Ltd.	505	53,580
Fukuyama Transporting Co. Ltd.	1,200	39,678
Glory Ltd.	1,475	42,087
GOLDWIN, Inc.	559	33,982
H.I.S. Co. Ltd.	1,637	37,633
Hachijuni Bank Ltd. (The)	10,699	40,727
Hakuhodo DY Holdings, Inc.	2,692	38,121
Hankyu Hanshin Holdings, Inc.	1,086	44,111
Heiwa Corp.(c)	1,999	41,275
Hikari Tsushin, Inc.	172	42,406
Hirose Electric Co. Ltd.	354	43,997
Hiroshima Bank Ltd. (The)	8,787	39,164
Hitachi High-Technologies Corp.	758	54,451
Hitachi Transport System Ltd.	1,279	36,766
Hokkaido Electric Power Co., Inc.	7,548	35,374
House Foods Group, Inc.	1,047	33,155
Hoya Corp.	469	45,070
Hulic Co. Ltd.	4,015	48,675
Iida Group Holdings Co. Ltd.	2,526	42,559
Isetan Mitsukoshi Holdings Ltd.	5,312	41,413
Ito En Ltd.	868	42,263
ITOCHU Corp.	1,982	46,232
Itochu Techno-Solutions Corp.	1,430	42,234
Itoham Yonekyu Holdings, Inc.	6,581	41,337
Japan Airlines Co. Ltd.	1,229	34,735
Japan Exchange Group, Inc.	2,388	42,849
Japan Post Bank Co. Ltd.	4,268	39,222
Japan Post Holdings Co. Ltd.	4,366	39,656
Japan Post Insurance Co. Ltd.	2,760	46,567
Japan Tobacco, Inc.	1,905	40,300
Kagome Co. Ltd.	1,555	38,259
Kakaku.com, Inc.	1,589	41,674
Kaken Pharmaceutical Co. Ltd.	795	41,931
Kandenko Co. Ltd.	4,711	44,344
Kansai Electric Power Co., Inc. (The)	3,148	35,270
Kansai Paint Co. Ltd.	1,902	45,547
Kao Corp.	560	44,735
KDDI Corp.	1,452	43,252
Keihan Holdings Co. Ltd.	971	43,914
Keikyu Corp.	2,190	40,277
Keio Corp.	673	38,361
Keisei Electric Railway Co. Ltd.	953	34,419
Kewpie Corp.	1,704	35,524
Kinden Corp.	2,737	46,444
Kintetsu Group Holdings Co. Ltd.	763	40,161
Kobayashi Pharmaceutical Co. Ltd.	514	41,531
Koei Tecmo Holdings Co. Ltd.	1,942	51,158
KOKUYO Co. Ltd.	3,018	44,662
Konami Holdings Corp.	818	32,000
Konica Minolta, Inc.	5,644	34,937
Kose Corp.	229	30,583
K’s Holdings Corp.	3,737	45,391
Kyoritsu Maintenance Co. Ltd.	976	39,213
Kyowa Kirin Co. Ltd.	2,091	49,107
Kyudenko Corp.	1,314	37,862
Kyushu Electric Power Co., Inc.	3,942	32,214
Kyushu Railway Co.	1,336	43,728
Lawson, Inc.	822	47,359
Lintec Corp.	2,049	44,282
	Shares	Value
Japan-(continued)
Lion Corp.	2,116	$40,350
Maeda Road Construction Co. Ltd.(c)	1,725	58,332
Maruha Nichiro Corp.	1,499	35,776
Maruichi Steel Tube Ltd.	1,658	45,739
Matsui Securities Co. Ltd.	4,740	38,576
Medipal Holdings Corp.	1,840	39,052
Megmilk Snow Brand Co. Ltd.	1,776	41,514
MEIJI Holdings Co. Ltd.	582	40,845
Miraca Holdings, Inc.	1,771	46,482
Mitsubishi Corp.	1,557	39,957
Mitsubishi Estate Co. Ltd.	2,066	40,458
Mitsubishi Heavy Industries Ltd.	1,040	37,693
Mitsubishi Shokuhin Co. Ltd.	1,667	48,194
Mitsui & Co. Ltd.	2,489	44,300
Mitsui Fudosan Co. Ltd.	1,634	43,169
Mizuho Financial Group, Inc.	26,751	39,438
Morinaga & Co. Ltd.	834	40,126
Morinaga Milk Industry Co. Ltd.	978	37,506
MS&AD Insurance Group Holdings, Inc.	1,255	41,509
Murata Manufacturing Co. Ltd.	926	52,890
Nagoya Railroad Co. Ltd.	1,315	38,587
Nankai Electric Railway Co. Ltd.	1,542	39,830
NEC Corp.	854	38,208
Nexon Co. Ltd.	2,916	39,194
NH Foods Ltd.	1,024	45,079
Nichirei Corp.	1,761	42,414
Nihon Kohden Corp.	1,451	42,614
Nihon Unisys Ltd.	1,255	38,364
Nikon Corp.	3,211	38,672
Nippo Corp.	2,252	55,196
Nippon Express Co. Ltd.	763	39,678
Nippon Kayaku Co. Ltd.	3,580	41,756
Nippon Paint Holdings Co. Ltd.	857	40,960
Nippon Shinyaku Co. Ltd.	492	43,958
Nippon Telegraph & Telephone Corp.	1,560	39,708
Nippon Television Holdings, Inc.	3,043	41,062
Nishi-Nippon Railroad Co. Ltd.	1,692	39,127
Nissan Chemical Corp.	932	38,207
Nissan Motor Co. Ltd.	6,456	35,039
Nissan Shatai Co. Ltd.	4,467	42,203
Nisshin Seifun Group, Inc.	2,128	36,249
Nissin Foods Holdings Co. Ltd.	560	42,155
Nitori Holdings Co. Ltd.	285	44,409
NOF Corp.	1,224	39,737
Nomura Real Estate Holdings, Inc.	1,870	46,067
NS Solutions Corp.	1,201	35,401
NTT Data Corp.	3,097	43,442
NTT DOCOMO, Inc.	1,566	44,806
OBIC Business Consultants Co. Ltd.	972	37,457
Obic Co. Ltd.	336	45,985
Odakyu Electric Railway Co. Ltd.	1,726	38,218
Olympus Corp.	3,094	49,789
Open House Co. Ltd.	1,604	42,816
Oracle Corp. Japan	444	38,482
Orient Corp.	29,621	45,307
Oriental Land Co. Ltd.	256	33,413
ORIX Corp.	2,617	44,217
Osaka Gas Co. Ltd.	2,137	35,961
OSG Corp.	2,104	35,585
Otsuka Holdings Co. Ltd.	994	43,956
Paltac Corp.	793	37,326
Pan Pacific International Holdings Corp.	2,573	41,480

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Pilot Corp.	1,177	$45,962
Rengo Co. Ltd.	5,447	38,228
Resona Holdings, Inc.	9,937	40,761
Resorttrust, Inc.	2,572	40,423
Ricoh Co. Ltd.	4,422	50,013
Rinnai Corp.	637	45,479
Rohm Co. Ltd.	532	38,315
Ryohin Keikaku Co. Ltd.	2,207	36,898
Sankyo Co. Ltd.	1,136	38,103
Sankyu, Inc.	834	41,215
Sanrio Co. Ltd.	2,159	42,695
Sapporo Holdings Ltd.	1,634	39,572
SCSK Corp.	816	43,746
Secom Co. Ltd.	446	39,258
Sega Sammy Holdings, Inc.	2,844	39,333
Seibu Holdings, Inc.	2,306	36,083
Seino Holdings Co. Ltd.	3,189	40,672
Sekisui House Ltd.	2,235	48,161
Seven & i Holdings Co. Ltd.	1,108	42,469
Seven Bank Ltd.	15,046	45,032
SG Holdings Co. Ltd.	1,475	31,282
Shiga Bank Ltd. (The)	1,867	44,611
Shikoku Electric Power Co., Inc.	4,034	34,198
Shimamura Co. Ltd.	493	37,020
Shimano, Inc.	285	43,646
Shiseido Co. Ltd.	492	31,785
Shizuoka Bank Ltd. (The)	5,840	40,806
SHO-BOND Holdings Co. Ltd.	1,150	46,884
SKY Perfect JSAT Holdings, Inc.	9,999	42,932
Skylark Holdings Co. Ltd.	2,297	42,166
Sohgo Security Services Co. Ltd.	754	39,234
Sojitz Corp.	12,573	39,620
Sompo Holdings, Inc.	972	36,253
Sony Financial Holdings, Inc.	1,786	41,001
Sotetsu Holdings, Inc.	1,496	39,990
Square Enix Holdings Co. Ltd.	983	48,678
Subaru Corp.	1,474	36,747
Sumitomo Corp.	2,572	38,333
Sumitomo Dainippon Pharma Co. Ltd.	2,343	40,098
Sumitomo Mitsui Financial Group, Inc.	1,223	42,846
Sumitomo Mitsui Trust Holdings, Inc.	1,224	44,925
Sumitomo Osaka Cement Co. Ltd.	948	38,593
Sumitomo Realty & Development Co. Ltd.	1,059	39,028
Sundrug Co. Ltd.	1,277	43,162
Suntory Beverage & Food Ltd.	895	37,889
Suzuken Co. Ltd.	766	29,302
Suzuki Motor Corp.	1,001	45,432
Sysmex Corp.	651	46,549
Taisei Corp.	1,154	45,804
Taiyo Nippon Sanso Corp.	1,989	43,571
Takara Bio, Inc.	1,772	32,989
Takashimaya Co. Ltd.	3,581	38,169
Takeda Pharmaceutical Co. Ltd.	1,146	43,970
Teijin Ltd.	2,181	38,952
Terumo Corp.	1,361	48,566
TIS, Inc.	651	39,288
Tobu Railway Co. Ltd.	1,241	43,850
Toho Co. Ltd.	936	34,486
Toho Gas Co. Ltd.	1,040	40,044
Tohoku Electric Power Co., Inc.	3,940	36,809
Tokio Marine Holdings, Inc.	740	40,051
Tokyo Electric Power Co. Holdings, Inc.(a)	8,057	31,850
	Shares	Value
Japan-(continued)
Tokyo Gas Co. Ltd.	1,541	$33,770
Tokyu Corp.	2,252	39,629
Toray Industries, Inc.	5,609	37,204
Toyo Seikan Group Holdings Ltd.	2,677	45,537
Toyo Suisan Kaisha Ltd.	971	40,673
Toyota Motor Corp.	583	40,439
Trend Micro, Inc.	857	44,871
TV Asahi Holdings Corp.(c)	2,555	48,735
Unicharm Corp.	1,286	43,955
Ushio, Inc.	2,949	43,619
USS Co. Ltd.	2,092	38,055
West Japan Railway Co.	451	37,999
Yamada Denki Co. Ltd.	8,408	42,289
Yamaguchi Financial Group, Inc.	6,192	37,070
Yamato Holdings Co. Ltd.	2,321	37,196
Yamazaki Baking Co. Ltd.	2,320	44,181
Yaoko Co. Ltd.	903	46,218
Yokogawa Electric Corp.	2,238	38,840
Zenkoku Hosho Co. Ltd.	1,084	46,381
Zensho Holdings Co. Ltd.	1,739	36,933
Zeon Corp.	3,341	35,483
		10,174,514
Jordan-0.12%
Hikma Pharmaceuticals PLC	1,566	37,912
Luxembourg-0.26%
Eurofins Scientific SE(c)	80	43,087
L’Occitane International S.A.	19,527	41,294
		84,381
Malaysia-0.12%
Wing Tai Holdings Ltd.	26,518	38,779
Mexico-0.11%
Fresnillo PLC(c)	4,170	36,411
Netherlands-1.63%
ABN AMRO Bank N.V., CVA(b)	2,205	38,306
Akzo Nobel N.V.	438	41,307
Euronext N.V.(b)	492	42,621
EXOR N.V.	567	41,787
GrandVision N.V.(b)	1,291	39,573
Heineken Holding N.V.	383	37,660
Heineken N.V.	355	38,609
Koninklijke Ahold Delhaize N.V.	1,635	40,132
Koninklijke KPN N.V.	12,191	34,221
Koninklijke Vopak N.V.	819	43,832
NN Group N.V.	1,177	40,879
Signify N.V.(b)	1,361	45,295
Wolters Kluwer N.V.	537	40,338
		524,560
New Zealand-1.08%
Air New Zealand Ltd.	20,972	38,123
Auckland International Airport Ltd.	6,328	35,375
Contact Energy Ltd.	6,875	32,952
Fletcher Building Ltd.	13,357	47,562
Kiwi Property Group Ltd.	37,468	37,947
Mercury NZ Ltd.	11,433	38,551
Meridian Energy Ltd.	11,423	39,272
SKYCITY Entertainment Group Ltd.	15,962	37,312
Spark New Zealand Ltd.	13,535	40,697
		347,791

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Norway-0.86%
Gjensidige Forsikring ASA	2,024	$43,880
Leroy Seafood Group ASA	5,920	38,180
Mowi ASA	1,615	38,461
Orkla ASA	4,275	41,447
Salmar ASA	822	40,019
Schibsted ASA, Class A	601	18,102
Schibsted ASA, Class B	738	20,922
Telenor ASA	1,884	34,041
		275,052
Poland-1.10%
Bank Polska Kasa Opieki S.A.	1,559	39,686
CD Projekt S.A.	607	43,899
Cyfrowy Polsat S.A.	5,393	37,645
Dino Polska S.A.(a)(b)	972	40,720
LPP S.A.	20	43,486
PGE Polska Grupa Energetyczna S.A.(a)	19,861	35,074
Polskie Gornictwo Naftowe i Gazownictwo S.A.	34,220	31,741
Powszechny Zaklad Ubezpieczen S.A.	4,199	43,463
Santander Bank Polska S.A.	515	37,920
		353,634
Portugal-0.16%
EDP - Energias de Portugal S.A.	10,022	50,245
Russia-0.14%
Polymetal International PLC	2,651	44,940
Singapore-3.23%
Ascendas REIT	17,258	39,629
BOC Aviation Ltd.(b)	4,511	41,486
CapitaLand Commercial Trust	25,013	37,480
CapitaLand Ltd.	15,471	40,724
CapitaLand Mall Trust	20,123	36,940
ComfortDelGro Corp. Ltd.	21,451	33,834
Frasers Property Ltd.	30,719	38,261
Jardine Cycle & Carriage Ltd.	1,750	37,116
Keppel REIT	43,226	38,366
Mapletree Commercial Trust	24,004	41,196
Mapletree Industrial Trust	22,801	46,322
Mapletree Logistics Trust	34,415	46,394
Olam International Ltd.	29,699	38,924
SATS Ltd.	11,277	37,200
Sembcorp Industries Ltd.	25,137	38,706
SIA Engineering Co. Ltd.	21,630	41,316
Singapore Airlines Ltd.	6,110	38,048
Singapore Exchange Ltd.	6,471	40,753
Singapore Post Ltd.	59,056	38,573
Singapore Press Holdings Ltd.	27,601	40,367
Singapore Technologies Engineering Ltd.	13,657	40,535
Singapore Telecommunications Ltd.	16,865	40,776
StarHub Ltd.	41,602	43,891
Suntec REIT	27,846	37,267
Venture Corp. Ltd.	3,640	43,001
Wilmar International Ltd.	14,064	39,650
		1,036,755
South Korea-7.53%
BGF retail Co. Ltd.	226	31,036
BNK Financial Group, Inc.	7,030	39,644
Cheil Worldwide, Inc.	1,865	33,033
CJ CheilJedang Corp.	210	41,385
CJ CheilJedang Corp., Preference Shares	445	38,263
CJ ENM Co. Ltd.	306	35,241
Daelim Industrial Co. Ltd.	475	31,939
	Shares	Value
South Korea-(continued)
Daewoo Engineering & Construction Co. Ltd.(a)	11,216	$40,593
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	1,665	34,132
DB Insurance Co. Ltd.	971	34,297
DGB Financial Group, Inc.	6,655	36,049
Dongsuh Cos., Inc.	2,607	35,530
Doosan Bobcat, Inc.	1,313	33,721
E-MART, Inc.	416	38,308
Fila Holdings Corp.	811	29,964
GS Holdings Corp.	992	37,938
GS Retail Co. Ltd.	1,147	37,884
Hana Financial Group, Inc.	1,429	39,328
Hanmi Pharm Co. Ltd.	171	40,052
Hanwha Aerospace Co. Ltd.(a)	1,108	29,896
Hanwha Corp., Preference Shares	3,380	36,240
Hite Jinro Co. Ltd.	1,842	46,230
Hyundai Department Store Co. Ltd.	606	39,285
Hyundai Heavy Industries Holdings Co. Ltd.	147	33,588
Hyundai Marine & Fire Insurance Co. Ltd.	1,956	36,019
Hyundai Mipo Dockyard Co. Ltd.	1,131	38,812
Industrial Bank of Korea	3,822	34,335
Kakao Corp.	339	44,644
Kangwon Land, Inc.	1,633	37,528
KB Financial Group, Inc.	1,177	43,181
Korea Aerospace Industries Ltd.	1,131	28,345
Korea Gas Corp.	1,185	32,203
Korea Zinc Co. Ltd.	103	32,637
KT&G Corp.	469	37,283
Kumho Petrochemical Co. Ltd.	675	36,497
LG Chem Ltd.	133	37,245
LG Chem Ltd., Preference Shares	18	2,694
LG Corp.	654	38,313
LG Electronics, Inc.	716	39,136
LG Electronics, Inc., Preference Shares	114	2,495
LG Uplus Corp.	3,534	39,041
Lotte Chemical Corp.	216	33,906
Medy-Tox, Inc.	139	37,459
Mirae Asset Daewoo Co. Ltd., Second Pfd.	11,450	36,315
NAVER Corp.	303	45,005
NCSoft Corp.	81	43,094
Netmarble Corp.(a)(b)	488	36,193
NongShim Co. Ltd.	191	36,873
Orion Corp.	504	43,232
Ottogi Corp.	79	33,401
POSCO Chemical Co. Ltd.	908	43,401
Posco International Corp.	2,517	35,354
S-1 Corp.	459	35,084
Samsung Card Co. Ltd.	1,407	44,801
Samsung Electro-Mechanics Co. Ltd.	514	52,810
Samsung Engineering Co. Ltd.(a)	3,053	43,601
Samsung Fire & Marine Insurance Co. Ltd.	194	34,122
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	11	1,392
Samsung Life Insurance Co. Ltd.	697	40,128
Samsung SDI Co. Ltd.	195	44,501
Samsung SDS Co. Ltd.	234	37,765
Shinhan Financial Group Co. Ltd.	1,147	37,332
SK Holdings Co. Ltd.	237	46,303
SK Innovation Co. Ltd.	288	31,110
SK Telecom Co. Ltd.	192	36,932

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Woongjin Coway Co. Ltd.	558	$40,916
Woori Financial Group, Inc.	3,898	32,848
		2,417,862
Spain-2.30%
ACS Actividades de Construccion y Servicios S.A.	1,017	33,700
Aena SME S.A.(b)	218	40,318
Amadeus IT Group S.A.	525	41,092
Bankinter S.A.	6,754	43,750
Cellnex Telecom S.A.(b)	1,023	50,828
Corp Financiera Alba S.A.	765	38,828
EDP Renovaveis S.A.	3,541	47,090
Enagas S.A.	1,765	47,519
Endesa S.A.	1,483	40,660
Fomento de Construcciones y Contratas S.A.	2,964	36,854
Grifols S.A.	1,247	41,872
Iberdrola S.A.	3,730	40,762
Inmobiliaria Colonial SOCIMI S.A.	3,306	44,294
Mapfre S.A.	14,752	37,711
Merlin Properties SOCIMI S.A.	2,920	41,383
Red Electrica Corp. S.A.	1,932	38,581
Repsol S.A.	2,615	36,006
Telefonica S.A.	5,496	37,169
		738,417
Sweden-2.97%
Alfa Laval AB	2,137	53,159
Assa Abloy AB, Class B	1,800	42,780
Castellum AB	1,750	42,907
Electrolux AB, Series B	1,773	42,069
Elekta AB, Class B(c)	3,018	34,447
Essity AB, Class B	1,244	39,370
Fastighets AB Balder, Class B(a)	1,022	48,421
ICA Gruppen AB	789	34,609
Industrivarden AB, Class A	995	24,054
Industrivarden AB, Class C	801	18,874
Investment AB Latour, Class B(c)	2,852	47,443
Investor AB, Class A	189	10,307
Investor AB, Class B	634	34,713
L E Lundbergforetagen AB, Class B	1,018	44,064
Securitas AB, Class B	2,579	40,481
Skandinaviska Enskilda Banken AB, Class A	4,506	44,524
Skandinaviska Enskilda Banken AB, Class C	58	613
Skanska AB, Class B	1,977	45,627
Svenska Handelsbanken AB, Class A	4,342	42,606
Svenska Handelsbanken AB, Class B	102	1,062
Swedbank AB, Class A	3,053	46,772
Swedish Match AB	951	53,812
Swedish Orphan Biovitrum AB(a)(c)	2,388	42,441
Tele2 AB, Class B	2,689	40,501
Telefonaktiebolaget LM Ericsson, Class A	58	488
Telefonaktiebolaget LM Ericsson, Class B	4,968	39,049
Telia Co. AB	8,753	37,371
		952,564
Switzerland-3.48%
Banque Cantonale Vaudoise	50	41,798
Barry Callebaut AG	18	39,865
Chocoladefabriken Lindt & Spruengli AG	1	93,214
Chocoladefabriken Lindt & Spruengli AG, PC	3	25,149
Coca-Cola HBC AG(a)	1,131	41,612
DKSH Holding AG	796	41,135
Flughafen Zurich AG	202	35,124
	Shares	Value
Switzerland-(continued)
Geberit AG	83	$43,722
Givaudan S.A.	11	36,269
Helvetia Holding AG	290	41,657
Nestle S.A.	344	37,944
Novartis AG	439	41,499
Pargesa Holding S.A., BR	527	42,223
PSP Swiss Property AG	288	43,489
Roche Holding AG	135	45,394
Roche Holding AG, BR	10	3,318
Schindler Holding AG	57	14,175
Schindler Holding AG, PC	116	29,921
SGS S.A.	13	37,506
Sika AG	273	49,111
Sonova Holding AG	172	43,123
Swatch Group AG (The)	172	8,367
Swatch Group AG (The), BR	112	28,078
Swiss Life Holding AG	79	39,665
Swiss Prime Site AG(a)	388	47,339
Swiss Re AG	395	44,577
Swisscom AG	79	43,311
Temenos AG(a)	223	35,847
Zurich Insurance Group AG	104	43,173
		1,117,605
Taiwan-0.09%
FIT Hon Teng Ltd.(b)	91,225	28,027
United Arab Emirates-0.07%
NMC Health PLC	1,243	21,170
United Kingdom-5.84%
Admiral Group PLC	1,544	45,855
AstraZeneca PLC	432	42,164
Auto Trader Group PLC(b)	6,273	46,060
Barclays PLC	23,304	51,447
Berkeley Group Holdings PLC	812	56,297
BT Group PLC	19,240	40,931
Bunzl PLC	1,567	40,731
Cineworld Group PLC(c)	14,546	33,888
Compass Group PLC	1,497	37,040
Croda International PLC	677	44,478
DCC PLC	445	35,970
Derwent London PLC	985	53,132
Diageo PLC	883	34,876
Direct Line Insurance Group PLC	11,438	51,100
Experian PLC	1,226	42,617
Fiat Chrysler Automobiles N.V.	2,894	37,626
GlaxoSmithKline PLC	1,840	43,128
Halma PLC	1,609	44,689
Hiscox Ltd.	2,064	35,794
Howden Joinery Group PLC	5,725	51,869
HSBC Holdings PLC	5,299	38,544
International Consolidated Airlines Group S.A.	8,761	65,220
International Consolidated Airlines Group S.A., ADR	74	1,100
Lloyds Banking Group PLC	64,556	47,969
London Stock Exchange Group PLC	445	46,082
National Grid PLC	3,580	47,587
Pearson PLC	3,781	28,330
Pennon Group PLC	4,170	60,933
Reckitt Benckiser Group PLC	492	40,679
RELX PLC	1,605	42,547
Rightmove PLC	5,961	51,836
RSA Insurance Group PLC	5,941	43,026

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Sage Group PLC (The)	4,502	$43,653
Segro PLC	4,037	48,584
Severn Trent PLC	1,513	51,595
Smith & Nephew PLC	1,619	38,895
Smiths Group PLC	1,909	42,635
SSE PLC	2,736	54,579
Tate & Lyle PLC	4,307	44,870
Unilever N.V.	614	35,683
Unilever PLC	605	36,072
United Utilities Group PLC	3,951	52,952
Whitbread PLC	720	42,425
		1,875,488
United States-0.49%
Amcor PLC, CDI	4,009	41,793
Carnival PLC	926	37,798
QIAGEN N.V.(a)	1,131	37,802
Waste Connections, Inc.	423	40,795
		158,188
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.36% (Cost $32,322,359)		31,903,976
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	451,381	$451,381
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	150,391	150,451
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $601,832)		601,832
TOTAL INVESTMENTS IN SECURITIES-101.23% (Cost $32,924,191)		32,505,808
OTHER ASSETS LESS LIABILITIES-(1.23)%		(395,180)
NET ASSETS-100.00%		$32,110,628

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $824,051, which represented 2.57% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-94.66%
Argentina-4.51%
Banco Macro S.A., ADR	2,625	$80,509
Globant S.A.(a)	1,980	242,946
Grupo Financiero Galicia S.A., ADR	5,871	84,249
Telecom Argentina S.A., ADR	5,006	56,468
YPF S.A., ADR	10,078	94,632
		558,804
Brazil-3.84%
Ambev S.A.	5,427	22,669
Atacadao S.A.	500	2,643
B2W Cia Digital(a)	261	4,349
B3 S.A. - Brasil, Bolsa, Balcao	2,368	26,710
Banco Bradesco S.A.	1,391	10,205
Banco Bradesco S.A., Preference Shares	4,537	34,920
Banco BTG Pactual S.A.	252	4,423
Banco do Brasil S.A.	989	11,234
Banco Santander Brasil S.A.	474	4,667
BB Seguridade Participacoes S.A.	805	6,552
BR Malls Participacoes S.A.	984	4,237
Braskem S.A., Class A, Preference Shares	246	1,816
BRF S.A.(a)	654	4,676
CCR S.A.	1,394	5,950
Centrais Eletricas Brasileiras S.A.	300	2,753
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	222	2,123
Cia Brasileira de Distribuicao, Preference Shares	194	3,863
Cia de Saneamento Basico do Estado de Sao Paulo	393	5,610
Cia Energetica de Minas Gerais, Preference Shares	1,147	4,013
Cia Siderurgica Nacional S.A.	800	2,415
Cielo S.A.	1,544	2,555
Cogna Educacao	1,490	4,052
Cosan S.A.	183	3,413
Embraer S.A.	809	3,434
Energisa S.A.	200	2,582
ENGIE Brasil Energia S.A.	235	2,862
Equatorial Energia S.A.	1,045	5,830
Gerdau S.A., Preference Shares	1,126	5,283
Hapvida Participacoes e Investimentos S.A.(b)	253	3,556
Hypera S.A.	373	3,105
IRB Brasil Resseguros S.A.	807	8,466
Itau Unibanco Holding S.A., Preference Shares	5,473	42,034
Itausa - Investimentos Itau S.A., Preference Shares	5,079	15,285
Klabin S.A.	665	3,229
Localiza Rent a Car S.A.	698	8,760
Lojas Americanas S.A., Preference Shares	748	4,822
Lojas Renner S.A.	915	12,301
Magazine Luiza S.A.	841	10,982
Multiplan Empreendimentos Imobiliarios S.A.	325	2,638
Natura & Co. Holding S.A.	372	4,142
Notre Dame Intermedica Participacoes S.A.	400	6,572
Petrobras Distribuidora S.A.	804	5,419
Petroleo Brasileiro S.A.	3,424	24,318
Petroleo Brasileiro S.A., Preference Shares	4,832	32,170
Porto Seguro S.A.	138	2,136
Raia Drogasil S.A.	266	7,732
Rumo S.A.(a)	1,255	6,814
Sul America S.A.	300	4,423
Suzano S.A.	626	5,811
Telefonica Brasil S.A., Preference Shares	515	7,157
TIM Participacoes S.A.	803	3,148
Ultrapar Participacoes S.A.	832	4,918
	Shares	Value
Brazil-(continued)
Vale S.A.	3,546	$41,715
WEG S.A.	965	8,900
		476,392
Chile-3.83%
Aguas Andinas S.A., Class A	29,449	11,033
Banco de Chile	503,745	49,573
Banco de Credito e Inversiones S.A.	558	23,284
Banco Santander Chile	727,482	35,968
Cencosud S.A.	16,122	19,933
Cia Cervecerias Unidas S.A.	1,664	14,682
Colbun S.A.	88,869	12,930
Embotelladora Andina S.A., Class B, Preference Shares	3,997	10,432
Empresa Nacional de Telecomunicaciones S.A.(a)	1,701	11,153
Empresas CMPC S.A.	12,669	29,033
Empresas COPEC S.A.	4,291	38,262
Enel Americas S.A.	424,381	83,579
Enel Chile S.A.	311,572	29,533
Itau CorpBanca	1,731,163	8,410
Latam Airlines Group S.A.	3,340	27,730
SACI Falabella	8,476	33,238
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	1,288	35,870
		474,643
China-3.89%
3SBio, Inc.(a)(b)	500	643
51job, Inc., ADR(a)	8	577
58.com, Inc., ADR(a)	25	1,390
AAC Technologies Holdings, Inc.	145	1,041
Agile Group Holdings Ltd.	453	603
Agricultural Bank of China Ltd., A Shares	1,100	559
Agricultural Bank of China Ltd., H Shares	7,646	2,974
Air China Ltd., A Shares	100	119
Air China Ltd., H Shares	603	500
Alibaba Group Holding Ltd., ADR(a)	412	85,115
Alibaba Health Information Technology Ltd.(a)	1,157	1,633
A-Living Services Co. Ltd., U Shares(b)	95	319
Aluminum Corp. of China Ltd., A Shares(a)	200	95
Aluminum Corp. of China Ltd., H Shares(a)	341	101
Angang Steel Co. Ltd., A Shares	100	44
Anhui Conch Cement Co. Ltd., A Shares	100	693
Anhui Conch Cement Co. Ltd., H Shares	279	1,800
ANTA Sports Products Ltd.	263	2,308
Anxin Trust Co. Ltd., A Shares(a)	100	53
Autohome, Inc., ADR(a)	15	1,147
Avic Capital Co. Ltd., A Shares	100	66
AVIC Electromechanical Systems Co. Ltd.	100	99
AviChina Industry & Technology Co. Ltd., H Shares	1,000	420
BAIC BluePark New Energy Technology Co. Ltd., A Shares(a)	100	94
BAIC Motor Corp. Ltd., H Shares(b)	500	249
Baidu, Inc., ADR(a)	67	8,279
Bank of Beijing Co. Ltd., A Shares	300	235
Bank of Chengdu Co. Ltd., A Shares	100	125
Bank of China Ltd., A Shares	500	260
Bank of China Ltd., H Shares	19,354	7,552
Bank of Communications Co. Ltd., A Shares	600	474
Bank of Communications Co. Ltd., H Shares	2,000	1,288
Bank of Hangzhou Co. Ltd., A Shares	100	132
Bank of Jiangsu Co. Ltd., A Shares	200	201
Bank of Nanjing Co. Ltd., A Shares	100	119

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Bank of Ningbo Co. Ltd., A Shares	100	$389
Bank of Shanghai Co. Ltd., A Shares	230	296
Baoshan Iron & Steel Co. Ltd., A Shares	300	235
Baozun, Inc., ADR(a)	11	331
BBMG Corp., A Shares	100	49
BBMG Corp., H Shares	1,000	270
Beijing Capital International Airport Co. Ltd., H Shares	559	452
Beijing Dabeinong Technology Group Co. Ltd., A Shares	100	84
Beijing Enterprises Holdings Ltd.	167	734
Beijing Enterprises Water Group Ltd.(a)	955	429
BOE Technology Group Co. Ltd., A Shares	500	341
Bohai Leasing Co. Ltd.(a)	100	50
Bosideng International Holdings Ltd.	783	260
Brilliance China Automotive Holdings Ltd.	1,000	898
BYD Co. Ltd., H Shares	212	1,122
BYD Electronic International Co. Ltd.	223	438
Caitong Securities Co. Ltd., A Shares	100	156
CGN Power Co. Ltd., H Shares(b)	3,000	742
Changjiang Securities Co. Ltd., A Shares	100	99
China Agri-Industries Holdings Ltd.	1,000	537
China Aoyuan Group Ltd.	295	400
China Cinda Asset Management Co. Ltd., H Shares	2,000	404
China CITIC Bank Corp. Ltd., A Shares	100	84
China CITIC Bank Corp. Ltd., H Shares	2,000	1,051
China Coal Energy Co. Ltd., H Shares	1,000	343
China Communications Construction Co. Ltd., H Shares	1,462	1,039
China Communications Services Corp. Ltd., H Shares	790	536
China Conch Venture Holdings Ltd.	247	1,102
China Construction Bank Corp., A Shares	100	101
China Construction Bank Corp., H Shares	23,429	17,953
China East Education Holdings Ltd.(a)(b)	107	200
China Eastern Airlines Corp. Ltd., A Shares(a)	100	74
China Eastern Airlines Corp. Ltd., H Shares(a)	462	213
China Education Group Holdings Ltd.(b)	148	182
China Enterprise Co. Ltd., A Shares	100	66
China Everbright Bank Co. Ltd., A Shares	600	348
China Everbright Bank Co. Ltd., H Shares	1,000	403
China Everbright International Ltd.	1,000	716
China Everbright Ltd.	306	474
China Evergrande Group	441	986
China Galaxy Securities Co. Ltd., H Shares	1,000	502
China Gas Holdings Ltd.	400	1,587
China Gezhouba Group Co. Ltd., A Shares	100	91
China Grand Automotive Services Group Co. Ltd., A Shares	100	53
China Hongqiao Group Ltd.	216	107
China Huarong Asset Management Co. Ltd., H Shares(b)	3,000	398
China International Capital Corp. Ltd., H Shares(b)	400	702
China Jinmao Holdings Group Ltd.	1,022	692
China Jushi Co. Ltd., A Shares	100	144
China Lesso Group Holdings Ltd.	265	344
China Life Insurance Co. Ltd., H Shares	1,590	3,858
China Literature Ltd.(a)(b)	60	252
China Longyuan Power Group Corp. Ltd., H Shares	1,000	595
China Medical System Holdings Ltd.	452	608
China Mengniu Dairy Co. Ltd.(a)	693	2,570
China Merchants Bank Co. Ltd., A Shares	300	1,593
	Shares	Value
China-(continued)
China Merchants Bank Co. Ltd., H Shares	1,024	$4,998
China Merchants Energy Shipping Co. Ltd., A Shares	100	91
China Merchants Port Holdings Co. Ltd.	439	681
China Merchants Securities Co. Ltd., A Shares	100	271
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	100	262
China Minsheng Banking Corp. Ltd., A Shares	500	439
China Minsheng Banking Corp. Ltd., H Shares	1,800	1,266
China Mobile Ltd.	1,496	12,369
China Molybdenum Co. Ltd., A Shares	300	178
China Molybdenum Co. Ltd., H Shares	1,234	461
China National Building Material Co. Ltd., H Shares	1,278	1,236
China National Chemical Engineering Co. Ltd., A Shares	100	101
China National Nuclear Power Co. Ltd., A Shares	200	140
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	100	146
China Oilfield Services Ltd., H Shares	598	876
China Overseas Land & Investment Ltd.	933	3,034
China Pacific Insurance (Group) Co. Ltd., A Shares	100	519
China Pacific Insurance (Group) Co. Ltd., H Shares	671	2,260
China Petroleum & Chemical Corp., A Shares	400	285
China Petroleum & Chemical Corp., H Shares	6,428	3,419
China Power International Development Ltd.	1,000	194
China Railway Construction Corp. Ltd., A Shares	200	272
China Railway Construction Corp. Ltd., H Shares	500	491
China Railway Group Ltd., A Shares	300	241
China Railway Group Ltd., H Shares	1,251	691
China Railway Signal & Communication Corp. Ltd., H Shares(b)	488	237
China Reinsurance Group Corp., H Shares	1,000	143
China Resources Beer Holdings Co. Ltd.	353	1,648
China Resources Cement Holdings Ltd.	807	914
China Resources Gas Group Ltd.	112	593
China Resources Land Ltd.	732	3,083
China Resources Pharmaceutical Group Ltd.(b)	500	420
China Resources Power Holdings Co. Ltd.	581	784
China Shenhua Energy Co. Ltd., A Shares	100	249
China Shenhua Energy Co. Ltd., H Shares	846	1,497
China Shipbuilding Industry Co. Ltd., A Shares	300	218
China Southern Airlines Co. Ltd., A Shares	100	93
China Southern Airlines Co. Ltd., H Shares	606	339
China State Construction Engineering Corp. Ltd., A Shares	600	474
China State Construction International Holdings Ltd.	667	533
China Taiping Insurance Holdings Co. Ltd.	334	705
China Telecom Corp. Ltd., H Shares	3,387	1,326
China Tower Corp. Ltd., H Shares(b)	11,102	2,331
China Traditional Chinese Medicine Holdings Co. Ltd.	749	349
China Unicom Hong Kong Ltd.	1,453	1,224
China United Network Communications Ltd., A Shares	500	408
China Vanke Co. Ltd., A Shares	100	418
China Vanke Co. Ltd., H Shares	400	1,422
China Yangtze Power Co. Ltd., A Shares	300	742
China Zhongwang Holdings Ltd.	400	134
Chongqing Changan Automobile Co. Ltd., A Shares	100	143
Chongqing Rural Commercial Bank Co. Ltd., H Shares	1,000	461

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
CIFI Holdings Group Co. Ltd.	1,154	$806
CITIC Guoan Information Industry Co. Ltd., A Shares(a)	100	50
CITIC Ltd.	1,440	1,634
CITIC Securities Co. Ltd., A Shares	100	345
CITIC Securities Co. Ltd., H Shares	460	898
CNOOC Ltd.	4,542	6,937
COSCO SHIPPING Development Co. Ltd., A Shares	100	35
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	407	179
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	100	69
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	500	180
COSCO SHIPPING Ports Ltd.	555	395
Country Garden Holdings Co. Ltd.	1,847	2,369
Country Garden Services Holdings Co. Ltd.	330	1,079
CRRC Corp. Ltd., A Shares	400	390
CRRC Corp. Ltd., H Shares	1,372	910
CSPC Pharmaceutical Group Ltd.	1,139	2,538
Dali Foods Group Co. Ltd.(b)	500	354
Dalian Port PDA Co. Ltd., A Shares	100	28
Daqin Railway Co. Ltd., A Shares	200	222
Datang International Power Generation Co. Ltd., H Shares	1,009	177
Dongfeng Motor Group Co. Ltd., H Shares	896	676
East Money Information Co. Ltd., A Shares	100	218
ENN Energy Holdings Ltd.	192	2,253
Everbright Securities Co. Ltd., A Shares	100	179
Far East Horizon Ltd.	407	362
First Capital Securities Co. Ltd., A Shares	100	111
Focus Media Information Technology Co. Ltd., A Shares	200	170
Fosun International Ltd.	500	671
Founder Securities Co. Ltd., A Shares	100	116
Foxconn Industrial Internet Co. Ltd., A Shares	100	289
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	167	482
GCL System Integration Technology Co. Ltd.(a)	100	85
GD Power Development Co. Ltd., A Shares	300	96
GDS Holdings Ltd., ADR(a)	18	931
Geely Automobile Holdings Ltd.	1,163	1,878
GEM Co. Ltd.	100	83
Gemdale Corp., A Shares	100	190
Genscript Biotech Corp.(a)	303	704
GF Securities Co. Ltd., A Shares	100	214
GF Securities Co. Ltd., H Shares	400	442
GOME Retail Holdings Ltd.(a)	3,000	278
Great Wall Motor Co. Ltd., H Shares	1,000	670
Greenland Holdings Corp. Ltd., A Shares	100	94
Greentown Service Group Co. Ltd.(b)	321	341
Guangdong Investment Ltd.	672	1,371
Guanghui Energy Co. Ltd., A Shares	100	47
Guangshen Railway Co. Ltd., A Shares	100	41
Guangzhou Automobile Group Co. Ltd., H Shares	916	930
Guangzhou R&F Properties Co. Ltd., H Shares	400	610
Guosen Securities Co. Ltd., A Shares	100	177
Guotai Junan Securities Co. Ltd., A Shares	100	254
Guotai Junan Securities Co. Ltd., H Shares(b)	200	321
Haidilao International Holding Ltd.(b)	90	348
Haier Smart Home Co. Ltd., A Shares	100	268
Haitian International Holdings Ltd.	211	461
Haitong Securities Co. Ltd., A Shares	100	210
Haitong Securities Co. Ltd., H Shares	670	657
	Shares	Value
China-(continued)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	100	$519
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	113	407
Hengan International Group Co. Ltd.	214	1,571
Hengli Petrochemical Co. Ltd., A Shares	100	246
Hesteel Co. Ltd., A Shares	200	70
Hua Hong Semiconductor Ltd.(b)	148	361
Huaan Securities Co. Ltd., A Shares	100	101
Huadian Power International Corp. Ltd., A Shares	100	51
Huadian Power International Corp. Ltd., H Shares	539	178
Huaneng Power International, Inc., A Shares	100	78
Huaneng Power International, Inc., H Shares	1,397	664
Huaneng Renewables Corp. Ltd., H Shares	2,000	822
Huatai Securities Co. Ltd., A Shares	100	273
Huatai Securities Co. Ltd., H Shares(b)	339	539
Huaxia Bank Co. Ltd., A Shares	200	214
Huazhu Group Ltd., ADR	35	1,207
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	100	94
Hubei Energy Group Co. Ltd., A Shares	100	55
Hunan Valin Steel Co. Ltd.(a)	100	64
Industrial & Commercial Bank of China Ltd., A Shares	800	660
Industrial & Commercial Bank of China Ltd., H Shares	15,859	10,661
Industrial Bank Co. Ltd., A Shares	300	805
Industrial Securities Co. Ltd., A Shares	100	98
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares	700	126
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares(a)	100	42
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	100	37
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	100	442
Inner Mongolia Yitai Coal Co. Ltd., B Shares	300	237
Innovent Biologics, Inc.(a)(b)	184	711
iQIYI, Inc., ADR(a)	39	867
JD.com, Inc., ADR(a)	163	6,143
Jiangsu Expressway Co. Ltd., H Shares	404	502
Jiangsu Hengrui Medicine Co. Ltd., A Shares	100	1,270
Jiangsu Zhongnan Construction Group Co. Ltd.	100	134
Jiangxi Copper Co. Ltd., H Shares	412	489
Jinke Properties Group Co. Ltd., A Shares	100	103
JOYY, Inc., ADR(a)	14	847
Kaisa Group Holdings Ltd.(a)	1,000	421
Kingboard Holdings Ltd.	229	610
Kingdee International Software Group Co. Ltd.	761	825
Kingsoft Corp. Ltd.(a)	272	835
Kunlun Energy Co. Ltd.	1,067	835
KWG Group Holdings Ltd.(a)	500	656
Lee & Man Paper Manufacturing Ltd.	511	357
Legend Holdings Corp., H Shares(b)	100	187
Lenovo Group Ltd.	1,606	1,061
Li Ning Co. Ltd.	500	1,484
Lingyi iTech Guangdong Co., A Shares(a)	100	187
Logan Property Holdings Co. Ltd.	454	695
Longfor Group Holdings Ltd.(b)	500	2,131
LONGi Green Energy Technology Co. Ltd., A Shares	100	419
Luxshare Precision Industry Co. Ltd., A Shares	100	652
Luye Pharma Group Ltd.(b)	500	325
Maanshan Iron & Steel Co. Ltd., A Shares	100	41

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Maanshan Iron & Steel Co. Ltd., H Shares	572	$203
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	100	203
Meituan Dianping, B Shares(a)(b)	246	3,146
Metallurgical Corp. of China Ltd., A Shares	300	116
Metallurgical Corp. of China Ltd., H Shares	1,000	196
Midea Group Co. Ltd., A Shares	100	795
Momo, Inc., ADR	38	1,163
Nanjing Iron & Steel Co. Ltd., A Shares	100	47
NARI Technology Co. Ltd., A Shares	100	262
NetEase, Inc., ADR	17	5,453
New China Life Insurance Co. Ltd., H Shares	200	757
New Hope Liuhe Co. Ltd., A Shares	100	262
New Oriental Education & Technology Group, Inc., ADR(a)	38	4,619
Nexteer Automotive Group Ltd.	290	215
Ningbo Zhoushan Port Co. Ltd., A Shares	100	53
NIO, Inc., ADR(a)	173	654
Noah Holdings Ltd., ADR(a)	9	305
Oceanwide Holdings Co. Ltd., A Shares	100	66
Offshore Oil Engineering Co. Ltd., A Shares	100	104
Orient Securities Co. Ltd., A Shares	100	148
Oriental Pearl Group Co. Ltd., A Shares	100	153
Pacific Securities Co. Ltd., A Shares(a)	100	51
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares(a)	100	38
Peoples Insurance Co. Group of China Ltd. (The), H Shares	2,000	721
PetroChina Co. Ltd., A Shares	200	163
PetroChina Co. Ltd., H Shares	5,140	2,284
PICC Property & Casualty Co. Ltd., H Shares	1,681	1,816
Pinduoduo, Inc., ADR(a)	50	1,761
Ping An Bank Co. Ltd., A Shares	300	673
Ping An Healthcare and Technology Co. Ltd.(a)(b)	78	674
Ping An Insurance (Group) Co. of China Ltd., A Shares	100	1,205
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,361	15,547
Poly Developments and Holdings Group Co. Ltd., A Shares	200	442
Postal Savings Bank of China Co. Ltd., H Shares(b)	2,000	1,249
Power Construction Corp. of China Ltd., A Shares	200	117
RiseSun Real Estate Development Co. Ltd., A Shares	100	131
Rongsheng Petro Chemical Co. Ltd., A Shares	100	166
SAIC Motor Corp. Ltd., A Shares	100	326
Sanan Optoelectronics Co. Ltd., A Shares	100	326
Sany Heavy Industry Co. Ltd., A Shares	100	231
SDIC Capital Co. Ltd., A Shares	100	201
SDIC Power Holdings Co. Ltd., A Shares	100	118
Sealand Securities Co. Ltd.	100	67
Seazen Group Ltd.(a)	586	595
Semiconductor Manufacturing International Corp.(a)	1,000	1,842
Shaanxi Coal Industry Co. Ltd., A Shares	100	121
Shandong Nanshan Aluminum Co. Ltd., A Shares	200	65
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	672	804
Shandong Xinchao Energy Corp. Ltd.(a)	100	29
Shanghai 2345 Network Holding Group Co. Ltd., A Shares	100	46
Shanghai Construction Group Co. Ltd., A Shares	100	49
	Shares	Value
China-(continued)
Shanghai Electric Group Co. Ltd., A Shares	100	$70
Shanghai Electric Group Co. Ltd., H Shares	884	263
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	147	396
Shanghai Industrial Holdings Ltd.	162	287
Shanghai International Port Group Co. Ltd., A Shares	100	75
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	240	227
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	200	374
Shanghai Pudong Development Bank Co. Ltd., A Shares	400	655
Shanxi Meijin Energy Co. Ltd., A Shares(a)	100	112
Shanxi Taigang Stainless Steel Co. Ltd.	100	56
Shanying International Holding Co. Ltd., A Shares(a)	100	48
Shenergy Co. Ltd., A Shares	100	80
Shenwan Hongyuan Group Co. Ltd., A Shares	300	209
Shenzhen Expressway Co. Ltd., H Shares	173	225
Shenzhen International Holdings Ltd.	314	631
Shenzhen Investment Ltd.	1,088	378
Shenzhen Overseas Chinese Town Co. Ltd., A Shares	100	102
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	100	59
Shenzhou International Group Holdings Ltd.	188	2,513
Shimao Property Holdings Ltd.	235	767
Shui On Land Ltd.	1,000	201
Sichuan Chuantou Energy Co. Ltd., A Shares	100	131
SINA Corp.(a)	20	775
Sino Biopharmaceutical Ltd.	1,693	2,272
Sino-Ocean Group Holding Ltd.	1,000	363
Sinopec Engineering Group Co. Ltd., H Shares	500	272
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	100	56
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	1,097	281
Sinopharm Group Co. Ltd., H Shares	127	417
Sinotrans Ltd., A Shares	100	59
Sinotrans Ltd., H Shares	1,000	309
Sinotruk Hong Kong Ltd.	228	396
SOHO China Ltd.	500	192
Southwest Securities Co. Ltd., A Shares	100	73
Sunac China Holdings Ltd.	639	3,127
Suning.com Co. Ltd., A Shares	100	144
Sunny Optical Technology Group Co. Ltd.	174	2,839
TAL Education Group, ADR(a)	94	4,691
TangShan Port Group Co. Ltd., A Shares	100	36
TBEA Co. Ltd., A Shares	100	92
TCL Corp., A Shares	200	146
Tencent Holdings Ltd.	1,397	67,107
Tencent Music Entertainment Group, ADR(a)	29	368
Tian Di Science & Technology Co. Ltd., A Shares	100	45
Tingyi Cayman Islands Holding Corp.	575	974
Tongling Nonferrous Metals Group Co. Ltd., A Shares	200	64
Tongwei Co. Ltd., A Shares	100	195
Towngas China Co. Ltd.(a)	325	202
TravelSky Technology Ltd., H Shares	308	672
Trip.com Group Ltd., ADR(a)	108	3,470
Tsingtao Brewery Co. Ltd., H Shares	119	664

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Tunghsu Optoelectronic Technology Co. Ltd., A Shares	100	$44
Uni-President China Holdings Ltd.	428	439
Vipshop Holdings Ltd., ADR(a)	131	1,668
Want Want China Holdings Ltd.	1,000	831
Weibo Corp., ADR(a)	14	597
Weichai Power Co. Ltd., A Shares	100	195
Weichai Power Co. Ltd., H Shares	642	1,141
Wens Foodstuffs Group Co. Ltd., A Shares	100	472
Western Securities Co. Ltd., A Shares	100	133
Wuchan Zhongda Group Co. Ltd., A Shares	100	73
Wuliangye Yibin Co. Ltd., A Shares	100	1,820
WuXi AppTec Co. Ltd., H Shares(b)	37	451
Wuxi Biologics Cayman, Inc.(a)(b)	152	1,947
XCMG Construction Machinery Co. Ltd., A Shares	100	75
Xiaomi Corp., B Shares(a)(b)	1,897	2,814
Xinhu Zhongbao Co. Ltd., A Shares	100	51
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	100	170
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	200	212
Xinxing Ductile Iron Pipes Co. Ltd.	100	55
Xinyi Solar Holdings Ltd.	981	695
Yango Group Co. Ltd.	100	103
Yanzhou Coal Mining Co. Ltd., H Shares	613	456
Yihai International Holding Ltd.(a)	156	887
Yonghui Superstores Co. Ltd., A Shares	100	109
Yuexiu Property Co. Ltd.	2,000	404
Yum China Holdings, Inc.	95	4,092
Yuzhou Properties Co. Ltd.	1,000	466
Zhaojin Mining Industry Co. Ltd., H Shares	500	567
Zhejiang Expressway Co. Ltd., H Shares	474	389
Zhengqi Financial Holding Corp., Rts., TBA(a)(c)	7	0
Zhenro Properties Group Ltd.(b)	372	230
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	100	327
Zhongjin Gold Corp. Ltd., A Shares	100	117
Zhongsheng Group Holdings Ltd.	188	697
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	100	339
Zijin Mining Group Co. Ltd., A Shares	300	186
Zijin Mining Group Co. Ltd., H Shares	2,000	878
Zoomlion Heavy Industry Science and Technology Co. Ltd., A Shares	100	91
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	338	251
ZTE Corp., A Shares(a)	100	565
ZTE Corp., H Shares(a)	250	816
ZTO Express Cayman, Inc., ADR	84	1,824
		482,646
Colombia-3.83%
Bancolombia S.A.	5,125	63,504
Bancolombia S.A., Preference Shares	10,186	132,937
Ecopetrol S.A.	110,971	103,031
Grupo Argos S.A.	6,603	33,699
Grupo Aval Acciones y Valores S.A., Preference Shares	88,984	37,672
Grupo de Inversiones Suramericana S.A.	5,332	49,816
Interconexion Electrica S.A. ESP	9,860	54,121
		474,780
Czech Republic-3.87%
CEZ A.S.	9,640	211,260
	Shares	Value
Czech Republic-(continued)
Komercni banka A.S.	4,541	$156,567
Moneta Money Bank A.S.(b)	30,531	111,850
		479,677
Egypt-3.94%
Commercial International Bank Egypt S.A.E.	76,290	410,807
Eastern Co. S.A.E.	49,611	47,130
ElSewedy Electric Co.	42,524	30,359
		488,296
Greece-3.55%
Alpha Bank A.E.(a)	36,987	74,354
Eurobank Ergasias S.A.(a)	68,972	63,708
FF Group(a)(c)	1,216	0
Hellenic Telecommunications Organization S.A.	6,405	95,823
JUMBO S.A.	2,935	59,750
Motor Oil Hellas Corinth Refineries S.A.	1,643	34,959
National Bank of Greece S.A.(a)	14,797	47,292
OPAP S.A.	5,128	63,932
		439,818
Hong Kong-0.04%
Alibaba Pictures Group Ltd.(a)	4,631	662
China First Capital Group Ltd.(a)	1,062	34
Haier Electronics Group Co. Ltd.	417	1,264
Hutchison China MediTech Ltd., ADR(a)	18	442
Kingboard Laminates Holdings Ltd.	500	519
Nine Dragons Paper Holdings Ltd.	540	516
SSY Group Ltd.	498	460
Sun Art Retail Group Ltd.	788	941
Wharf Holdings Ltd. (The)	260	647
		5,485
Hungary-3.79%
Gedeon Richter PLC	3,914	84,009
MOL Hungarian Oil & Gas PLC	11,435	96,823
OTP Bank Nyrt	6,248	289,535
		470,367
India-2.58%
Axis Bank Ltd., GDR(b)	376	19,213
Dr. Reddy’s Laboratories Ltd., ADR	373	16,293
GAIL (India) Ltd., GDR(b)	264	2,640
HDFC Bank Ltd., ADR	760	43,533
ICICI Bank Ltd., ADR	2,215	32,295
Infosys Ltd., ADR	6,889	75,503
Larsen & Toubro Ltd., GDR(b)	511	9,678
Mahindra & Mahindra Ltd., GDR(b)	2,500	19,875
Reliance Industries Ltd., GDR(b)	1,349	52,746
State Bank of India, GDR(a)(b)	164	7,282
Tata Motors Ltd., ADR(a)	452	5,483
Tata Steel Ltd., GDR(b)	3,650	21,754
Vedanta Ltd., ADR	1,310	10,349
Wipro Ltd., ADR	827	3,002
		319,646
Indonesia-3.92%
PT Ace Hardware Indonesia Tbk	28,922	3,643
PT Adaro Energy Tbk	60,684	5,444
PT Astra International Tbk	83,339	38,755
PT Bank Central Asia Tbk	41,178	97,705
PT Bank Mandiri (Persero) Tbk	76,899	42,518
PT Bank Negara Indonesia (Persero) Tbk	31,449	16,582
PT Bank Rakyat Indonesia (Persero) Tbk	230,811	75,388
PT Bank Tabungan Negara (Persero) Tbk	19,475	2,667

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Indonesia-(continued)
PT Barito Pacific Tbk	112,578	$10,759
PT Bukit Asam Tbk	13,241	2,143
PT Bumi Serpong Damai Tbk(a)	35,394	2,890
PT Charoen Pokphand Indonesia Tbk	31,110	15,151
PT Gudang Garam Tbk	2,028	8,284
PT Hanjaya Mandala Sampoerna Tbk	35,181	5,333
PT Indah Kiat Pulp & Paper Corp. Tbk	11,533	5,701
PT Indocement Tunggal Prakarsa Tbk	7,760	9,363
PT Indofood CBP Sukses Makmur Tbk	9,833	8,191
PT Indofood Sukses Makmur Tbk	18,509	10,607
PT Jasa Marga (Persero) Tbk	10,010	3,372
PT Kalbe Farma Tbk	88,931	9,313
PT Pabrik Kertas Tjiwi Kimia Tbk	5,183	3,454
PT Pakuwon Jati Tbk	77,494	2,951
PT Perusahaan Gas Negara Tbk	45,991	5,743
PT Semen Indonesia (Persero) Tbk	12,504	10,943
PT Telekomunikasi Indonesia (Persero) Tbk	205,223	57,111
PT Unilever Indonesia Tbk	32,170	18,729
PT United Tractors Tbk	7,077	9,951
PT XL Axiata Tbk(a)	15,771	3,349
		486,040
Luxembourg-0.04%
Reinet Investments S.C.A.	252	5,420
Malaysia-3.65%
AirAsia Group Bhd.	6,400	2,233
AMMB Holdings Bhd.	6,900	6,230
Axiata Group Bhd.	11,878	12,463
British American Tobacco Malaysia Bhd.	600	1,725
CIMB Group Holdings Bhd.	21,095	25,378
Dialog Group Bhd.	15,300	12,209
DiGi.Com Bhd.	13,489	13,923
Fraser & Neave Holdings Bhd.	585	4,691
Gamuda Bhd.	7,200	6,782
Genting Bhd.	8,900	11,945
Genting Malaysia Bhd.	12,400	9,138
Genting Plantations Bhd.	1,000	2,562
HAP Seng Consolidated Bhd.	2,600	6,173
Hartalega Holdings Bhd.	6,200	8,957
Hong Leong Bank Bhd.	2,700	10,542
Hong Leong Financial Group Bhd.	875	3,446
IHH Healthcare Bhd.	9,514	13,233
IJM Corp. Bhd.	11,400	5,897
IOI Corp. Bhd.	8,000	8,863
Kuala Lumpur Kepong Bhd.	1,800	10,015
Malayan Banking Bhd.	17,065	35,104
Malaysia Airports Holdings Bhd.	4,100	6,743
Maxis Bhd.	9,792	12,688
MISC Bhd.	4,600	8,632
Nestle Malaysia Bhd.	292	10,282
Petronas Chemicals Group Bhd.	10,400	15,709
Petronas Dagangan Bhd.	1,055	5,705
Petronas Gas Bhd.	2,500	9,761
PPB Group Bhd.	2,374	10,787
Press Metal Aluminium Holdings Bhd.	5,800	6,907
Public Bank Bhd.	13,470	61,138
QL Resources Bhd.	2,693	5,454
RHB Bank Bhd.	6,957	9,660
Sime Darby Bhd.	11,300	6,011
Sime Darby Plantation Bhd.	8,600	10,640
Telekom Malaysia Bhd.	4,800	4,521
Tenaga Nasional Bhd.	13,566	41,247
	Shares	Value
Malaysia-(continued)
Top Glove Corp. Bhd.	6,400	$9,136
Westports Holdings Bhd.	3,500	3,374
YTL Corp. Bhd.	11,400	2,490
		452,394
Mexico-3.96%
Alfa S.A.B. de C.V., Class A	9,891	7,393
Alsea S.A.B. de C.V.(a)	1,789	4,327
America Movil S.A.B. de C.V., Series L	115,496	95,789
Arca Continental S.A.B. de C.V.	1,528	8,643
Cemex S.A.B. de C.V., Series CPO(d)	52,445	21,069
Coca-Cola FEMSA S.A.B. de C.V., Series L	1,820	11,058
El Puerto de Liverpool S.A.B. de C.V., Series C1	579	3,056
Fibra Uno Administracion S.A. de C.V.	11,102	18,198
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(e)	6,639	59,789
Gruma S.A.B. de C.V., Class B	690	7,324
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,196	14,764
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	720	13,818
Grupo Bimbo S.A.B. de C.V., Series A	5,633	10,067
Grupo Carso S.A.B. de C.V., Series A1	1,494	5,380
Grupo Financiero Banorte S.A.B. de C.V., Class O	8,991	55,173
Grupo Financiero Inbursa S.A.B. de C.V., Class O	8,031	9,123
Grupo Mexico S.A.B. de C.V., Class B	12,137	32,373
Grupo Televisa S.A.B., Series CPO(f)	8,327	18,412
Industrias Penoles S.A.B. de C.V.	453	4,726
Infraestructura Energetica Nova S.A.B. de C.V.	1,860	8,727
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	5,281	10,879
Megacable Holdings S.A.B. de C.V., Series CPO(g)	944	3,508
Orbia Advance Corp. S.A.B. de C.V.	3,459	8,083
Promotora y Operadora de Infraestructura S.A.B de C.V.	742	7,996
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,849	51,751
		491,426
Pakistan-4.18%
Habib Bank Ltd.	172,514	182,009
MCB Bank Ltd.	122,024	166,340
Oil & Gas Development Co. Ltd.	189,664	169,264
		517,613
Peru-3.76%
Cia de Minas Buenaventura S.A.A., ADR	5,019	64,896
Credicorp Ltd.	1,578	325,983
Southern Copper Corp.	1,979	74,569
		465,448
Philippines-3.46%
Aboitiz Equity Ventures, Inc.	15,189	14,732
Aboitiz Power Corp.	12,176	7,749
Altus San Nicolas Corp.(a)(c)	331	34
Ayala Corp.	2,255	32,230
Ayala Land, Inc.	57,851	47,346
Bank of the Philippine Islands	6,852	11,121
BDO Unibank, Inc.	15,441	44,959
Globe Telecom, Inc.	251	9,333
GT Capital Holdings, Inc.	743	9,867
International Container Terminal Services, Inc.	8,042	20,568
JG Summit Holdings, Inc.	22,886	31,562
Jollibee Foods Corp.	3,379	12,710
Manila Electric Co.	1,711	8,617
Megaworld Corp.	92,759	7,391

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Philippines-(continued)
Metro Pacific Investments Corp.	117,669	$7,431
Metropolitan Bank & Trust Co.	14,370	16,213
PLDT, Inc.	690	13,521
Robinsons Land Corp.	17,230	8,644
Security Bank Corp.	1,867	6,501
SM Investments Corp.	1,924	36,754
SM Prime Holdings, Inc.	79,640	60,948
Universal Robina Corp.	7,043	20,091
		428,322
Poland-3.47%
Bank Millennium S.A.(a)	4,966	7,605
Bank Polska Kasa Opieki S.A.	1,459	37,230
CCC S.A.	236	5,898
CD Projekt S.A.	575	41,743
Cyfrowy Polsat S.A.	2,187	15,336
Dino Polska S.A.(a)(b)	419	17,553
Grupa Lotos S.A.	790	15,670
KGHM Polska Miedz S.A.(a)	1,197	28,143
LPP S.A.	11	24,005
mBank S.A.(a)	122	11,675
Orange Polska S.A.(a)	5,336	9,636
PGE Polska Grupa Energetyczna S.A.(a)	7,193	12,721
Polski Koncern Naftowy ORLEN S.A.	2,519	49,134
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,820	13,747
Powszechna Kasa Oszczednosci Bank Polski S.A.	7,381	65,096
Powszechny Zaklad Ubezpieczen S.A.	5,081	52,684
Santander Bank Polska S.A.	305	22,519
		430,395
Qatar-3.85%
Barwa Real Estate Co.	16,107	15,660
Commercial Bank P.S.Q.C. (The)	16,753	22,086
Industries Qatar QSC	15,189	41,550
Masraf Al Rayan Q.S.C.	30,675	34,711
Mesaieed Petrochemical Holding Co. Q.P.S.C.	36,580	22,002
Ooredoo Q.P.S.C.	6,765	12,876
Qatar Electricity & Water Co. Q.S.C.	4,553	20,070
Qatar Fuel Co. Q.P.S.C.	4,051	24,500
Qatar Insurance Co. SAQ	12,907	11,237
Qatar International Islamic Bank QSC	6,266	16,108
Qatar Islamic Bank SAQ	9,685	44,422
Qatar National Bank Q.P.S.C.	37,857	212,523
		477,745
Romania-0.04%
NEPI Rockcastle PLC	654	5,385
Russia-3.76%
Alrosa PJSC	5,331	6,690
Gazprom PJSC	21,801	77,330
Inter RAO UES PJSC	75,565	6,840
LUKOIL PJSC	804	82,405
Magnit PJSC, GDR(b)	738	10,037
Magnitogorsk Iron & Steel Works PJSC	3,700	2,600
MMC Norilsk Nickel PJSC	128	41,658
Mobile TeleSystems PJSC, ADR	1,033	10,526
Moscow Exchange MICEX-RTS PJSC	2,825	4,860
Novatek PJSC, GDR(b)	188	33,840
Novolipetsk Steel PJSC	2,479	5,353
PhosAgro PJSC, GDR(b)	266	3,375
Polymetal International PLC	438	7,417
Polyus PJSC	55	6,725
Rosneft Oil Co. PJSC	2,042	15,352
	Shares	Value
Russia-(continued)
Sberbank of Russia PJSC	18,672	$73,681
Severstal PJSC	433	6,175
Surgutneftegas PJSC	14,776	10,645
Surgutneftegas PJSC, Preference Shares	14,335	8,098
Tatneft PJSC	3,081	36,686
Transneft PJSC, Preference Shares	1	2,581
VTB Bank PJSC	6,030,000	4,378
X5 Retail Group N.V., GDR(b)	253	9,243
		466,495
Singapore-0.00%
BOC Aviation Ltd.(b)	48	444
South Africa-3.59%
Absa Group Ltd.	1,238	11,344
Anglo American Platinum Ltd.	93	7,437
AngloGold Ashanti Ltd.	713	14,440
Aspen Pharmacare Holdings Ltd.(a)	667	5,160
Bid Corp. Ltd.	576	12,759
Bidvest Group Ltd. (The)	495	6,831
Capitec Bank Holdings Ltd.	79	7,090
Clicks Group Ltd.	450	7,329
Discovery Ltd.	679	5,296
Exxaro Resources Ltd.	431	3,499
FirstRand Ltd.	5,580	21,502
Fortress REIT Ltd., Class A	1,642	2,020
Foschini Group Ltd. (The)	407	3,739
Gold Fields Ltd.	1,424	9,284
Growthpoint Properties Ltd.	5,104	7,177
Impala Platinum Holdings Ltd.(a)	1,373	12,952
Investec Ltd.	408	2,286
Kumba Iron Ore Ltd.	92	2,144
Liberty Holdings Ltd.	221	1,556
Life Healthcare Group Holdings Ltd.	2,395	3,998
Momentum Metropolitan Holdings	1,278	1,703
Mr Price Group Ltd.	442	5,013
MTN Group Ltd.	2,913	15,690
MultiChoice Group(a)	754	5,367
Naspers Ltd., Class N	748	122,712
Nedbank Group Ltd.	640	8,351
Northam Platinum Ltd.(a)	613	5,137
Old Mutual Ltd.	8,300	9,573
Pepkor Holdings Ltd.(b)	1,482	1,622
Pick n Pay Stores Ltd.	526	2,278
PSG Group Ltd.	259	3,700
Rand Merchant Investment Holdings Ltd.	1,316	2,379
Redefine Properties Ltd.	9,455	4,532
Remgro Ltd.	909	11,060
RMB Holdings Ltd.	1,334	6,557
Sanlam Ltd.	3,060	15,080
Sasol Ltd.	925	14,749
Shoprite Holdings Ltd.	813	6,345
Sibanye Gold Ltd.(a)	3,899	10,159
SPAR Group Ltd. (The)	331	4,231
Standard Bank Group Ltd.	2,149	22,562
Telkom S.A. SOC Ltd.	400	860
Tiger Brands Ltd.	277	3,638
Vodacom Group Ltd.	1,104	8,630
Woolworths Holdings Ltd.	1,711	5,062
		444,833
South Korea-3.76%
Amorepacific Corp.	19	2,997
Amorepacific Corp., Preference Shares	6	421

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Amorepacific Group	21	$1,272
BGF retail Co. Ltd.	6	831
BNK Financial Group, Inc.	203	1,150
Celltrion Healthcare Co. Ltd.(a)	38	1,824
Celltrion, Inc.(a)	61	8,445
Cheil Worldwide, Inc.	51	905
CJ CheilJedang Corp.	6	1,196
CJ Corp.	10	695
CJ ENM Co. Ltd.	8	928
CJ Logistics Corp.(a)	7	857
Daelim Industrial Co. Ltd.	20	1,359
Daewoo Engineering & Construction Co. Ltd.(a)	137	500
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	28	580
DB Insurance Co. Ltd.	36	1,284
Doosan Bobcat, Inc.	34	879
E-MART, Inc.	16	1,490
Fila Holdings Corp.	36	1,335
GS Engineering & Construction Corp.	44	1,034
GS Holdings Corp.	37	1,419
GS Retail Co. Ltd.	18	599
Hana Financial Group, Inc.	186	5,181
Hankook Tire & Technology Co. Ltd.	54	1,300
Hanmi Pharm Co. Ltd.	5	1,179
Hanon Systems	137	1,207
Hanwha Corp.	27	493
Hanwha Life Insurance Co. Ltd.	201	346
Hanwha Solutions Corp.	78	1,103
HDC Hyundai Development Co.-Engineering & Construction, Class E	20	351
HDC Hyundai Development Co.-Engineering & Construction, Rts., expiring 03/06/2020(a)	10	23
Helixmith Co. Ltd.(a)	13	842
HLB, Inc.(a)	24	1,867
Hotel Shilla Co. Ltd.	23	1,687
Hyundai Department Store Co. Ltd.	9	589
Hyundai Engineering & Construction Co. Ltd.	58	1,859
Hyundai Glovis Co. Ltd.	15	1,850
Hyundai Heavy Industries Holdings Co. Ltd.	7	1,606
Hyundai Marine & Fire Insurance Co. Ltd.	46	849
Hyundai Mobis Co. Ltd.	46	8,858
Hyundai Motor Co.	102	10,698
Hyundai Motor Co., First Pfd.	16	983
Hyundai Motor Co., Second Pfd.	27	1,819
Hyundai Steel Co.	60	1,425
Industrial Bank of Korea	188	1,696
Kakao Corp.	30	4,002
Kangwon Land, Inc.	88	2,034
KB Financial Group, Inc.	271	9,993
KCC Corp.	3	507
Kia Motors Corp.	180	6,177
KMW Co. Ltd.(a)	18	748
Korea Aerospace Industries Ltd.	55	1,389
Korea Electric Power Corp.(a)	159	3,382
Korea Gas Corp.	18	491
Korea Investment Holdings Co. Ltd.	31	1,730
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	28	2,678
Korea Zinc Co. Ltd.	6	1,913
Korean Air Lines Co. Ltd.	35	694
KT&G Corp.	73	5,825
Kumho Petrochemical Co. Ltd.	12	658
	Shares	Value
South Korea-(continued)
LG Chem Ltd.	31	$8,778
LG Chem Ltd., Preference Shares	6	904
LG Corp.	59	3,480
LG Display Co. Ltd.	173	2,235
LG Electronics, Inc.	67	3,705
LG Household & Health Care Ltd.	6	6,333
LG Household & Health Care Ltd., Preference Shares	1	639
LG Innotek Co. Ltd.	9	1,148
LG Uplus Corp.	81	900
Lotte Chemical Corp.	13	2,067
Lotte Corp.	20	592
Lotte Shopping Co. Ltd.	8	775
Medy-Tox, Inc.	3	818
Meritz Securities Co. Ltd.	221	679
Mirae Asset Daewoo Co. Ltd.	287	1,659
NAVER Corp.	96	14,458
NCSoft Corp.	10	5,336
Netmarble Corp.(a)(b)	19	1,428
NH Investment & Securities Co. Ltd.	103	955
OCI Co. Ltd.	14	655
Orion Corp.	17	1,462
Ottogi Corp.	1	425
Pan Ocean Co. Ltd.(a)	196	654
Pearl Abyss Corp.(a)	5	762
POSCO	54	10,013
POSCO Chemical Co. Ltd.	18	867
Posco International Corp.	33	466
S-1 Corp.	13	994
Samsung Biologics Co. Ltd.(a)(b)	12	4,878
Samsung C&T Corp.	52	4,734
Samsung Card Co. Ltd.	19	605
Samsung Electro-Mechanics Co. Ltd.	34	3,566
Samsung Electronics Co. Ltd.	3,231	152,895
Samsung Electronics Co. Ltd., Preference Shares	562	22,398
Samsung Engineering Co. Ltd.(a)	115	1,664
Samsung Fire & Marine Insurance Co. Ltd.	19	3,364
Samsung Heavy Industries Co. Ltd.(a)	329	1,836
Samsung Life Insurance Co. Ltd.	38	2,216
Samsung SDI Co. Ltd.	37	8,568
Samsung SDS Co. Ltd.	25	4,069
Samsung Securities Co. Ltd.	46	1,360
Shinhan Financial Group Co. Ltd.	308	10,117
Shinsegae, Inc.	5	1,120
SK Holdings Co. Ltd.	22	4,347
SK Hynix, Inc.	362	28,399
SK Innovation Co. Ltd.	35	3,818
SK Telecom Co. Ltd.	15	2,888
S-Oil Corp.	34	2,174
Woongjin Coway Co. Ltd.	28	2,063
Woori Financial Group, Inc.	264	2,248
Yuhan Corp.	7	1,280
		465,826
Spain-0.07%
AmRest Holdings SE(a)	657	8,147
Taiwan-3.92%
Accton Technology Corp.	353	1,905
Acer, Inc.	2,000	1,119
Advantech Co. Ltd.	246	2,370
Airtac International Group	104	1,615
ASE Technology Holding Co. Ltd.	2,586	6,386

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Taiwan-(continued)
Asia Cement Corp.	1,536	$2,296
Asustek Computer, Inc.	526	3,900
AU Optronics Corp.	4,000	1,337
Catcher Technology Co. Ltd.	478	3,861
Cathay Financial Holding Co. Ltd.	5,515	7,421
Chailease Holding Co. Ltd.	840	3,531
Chang Hwa Commercial Bank Ltd.	3,284	2,332
Cheng Shin Rubber Industry Co. Ltd.	1,310	1,706
Chicony Electronics Co. Ltd.	538	1,530
China Airlines Ltd.	2,000	531
China Development Financial Holding Corp.	7,000	2,153
China Life Insurance Co. Ltd.(a)	1,280	1,047
China Steel Corp.	8,295	6,343
Chunghwa Telecom Co. Ltd.	2,672	9,553
Compal Electronics, Inc.	3,000	1,822
CTBC Financial Holding Co. Ltd.	13,019	9,503
Delta Electronics, Inc.	1,369	6,480
E.Sun Financial Holding Co. Ltd.	7,350	6,837
Eclat Textile Co. Ltd.	164	2,117
Eva Airways Corp.	2,162	873
Evergreen Marine Corp. Taiwan Ltd.(a)	2,100	817
Far Eastern New Century Corp.	2,160	2,016
Far EasTone Telecommunications Co. Ltd.	1,113	2,528
Feng TAY Enterprise Co. Ltd.	214	1,296
First Financial Holding Co. Ltd.	7,007	5,474
Formosa Chemicals & Fibre Corp.	2,472	6,947
Formosa Petrochemical Corp.	889	2,646
Formosa Plastics Corp.	3,132	9,684
Formosa Taffeta Co. Ltd.	106	119
Foxconn Technology Co. Ltd.	562	1,126
Fubon Financial Holding Co. Ltd.	4,681	6,981
Giant Manufacturing Co. Ltd.	211	1,257
Globalwafers Co. Ltd.	154	2,039
Highwealth Construction Corp.	752	1,126
Hiwin Technologies Corp.	94	952
Hon Hai Precision Industry Co. Ltd.	8,769	24,151
Hotai Motor Co. Ltd.	211	4,345
Hua Nan Financial Holdings Co. Ltd.	4,833	3,464
Innolux Corp.	7,000	2,039
Inventec Corp.	2,000	1,519
Largan Precision Co. Ltd.	71	11,293
Lite-On Technology Corp.	1,487	2,323
MediaTek, Inc.	1,061	13,627
Mega Financial Holding Co. Ltd.	7,647	7,987
Micro-Star International Co. Ltd.	262	805
Nan Ya Plastics Corp.	3,744	8,638
Nanya Technology Corp.	1,000	2,585
Nien Made Enterprise Co. Ltd.	148	1,213
Novatek Microelectronics Corp.	406	2,930
Pegatron Corp.	1,314	2,766
Phison Electronics Corp.	136	1,438
Pou Chen Corp.	1,553	1,804
Powertech Technology, Inc.	520	1,859
President Chain Store Corp.	405	4,002
Quanta Computer, Inc.	2,030	4,166
Realtek Semiconductor Corp.	339	2,777
Ruentex Development Co. Ltd.(a)	600	843
Ruentex Industries Ltd.(a)	338	762
Shanghai Commercial & Savings Bank, Ltd. (The)	2,162	3,578
Shin Kong Financial Holding Co. Ltd.(a)	5,532	1,804
SinoPac Financial Holdings Co. Ltd.	6,180	2,639
Standard Foods Corp.	379	868
	Shares	Value
Taiwan-(continued)
Synnex Technology International Corp.	488	$606
Taishin Financial Holding Co. Ltd.	7,271	3,406
Taiwan Business Bank	3,276	1,339
Taiwan Cement Corp.	3,457	4,812
Taiwan Cooperative Financial Holding Co. Ltd.	6,369	4,385
Taiwan High Speed Rail Corp.	1,392	1,666
Taiwan Mobile Co. Ltd.	1,173	4,155
Taiwan Semiconductor Manufacturing Co. Ltd.	17,314	183,405
Tatung Co. Ltd.(a)	1,722	1,117
Uni-President Enterprises Corp.	3,320	7,979
United Microelectronics Corp.	7,829	3,862
Vanguard International Semiconductor Corp.	558	1,389
Walsin Technology Corp.	291	2,028
Win Semiconductors Corp.	238	2,222
Winbond Electronics Corp.	2,000	1,122
Wistron Corp.	1,997	1,801
Wiwynn Corp.	55	1,278
WPG Holdings Ltd.	592	745
Yageo Corp.	180	2,303
Yuanta Financial Holding Co. Ltd.	6,982	4,553
Zhen Ding Technology Holding Ltd.	407	1,610
		485,584
Thailand-3.51%
Advanced Info Service PCL, NVDR	3,507	22,952
Airports of Thailand PCL, NVDR	12,638	28,584
B. Grimm Power PCL, NVDR	2,306	4,587
Bangkok Bank PCL, NVDR	1,453	6,713
Bangkok Dusit Medical Services PCL, NVDR	27,764	22,179
Bangkok Expressway & Metro PCL, NVDR	23,269	8,212
Banpu PCL, NVDR	13,359	4,329
Berli Jucker PCL, NVDR	3,656	4,809
BTS Group Holdings PCL, NVDR(a)	19,836	7,955
BTS Group Holdings PCL, Wts., expiring 02/16/2021(a)(c)	1,983	47
Bumrungrad Hospital PCL, NVDR	1,331	5,701
Central Pattana PCL, NVDR	6,360	12,396
Charoen Pokphand Foods PCL, NVDR	11,798	11,355
CP ALL PCL, NVDR	17,219	39,084
Electricity Generating PCL, NVDR	882	8,602
Energy Absolute PCL, NVDR	5,111	7,092
Global Power Synergy PCL, NVDR	2,079	5,603
Gulf Energy Development PCL, NVDR	1,624	10,029
Home Product Center PCL, NVDR	18,019	8,440
Indorama Ventures PCL, NVDR	5,128	4,648
Intouch Holdings PCL, NVDR	6,346	11,350
IRPC PCL, NVDR	34,219	3,162
Kasikornbank PCL, NVDR	5,928	26,721
Krung Thai Bank PCL, NVDR	10,638	5,495
Land & Houses PCL, NVDR	24,667	7,360
Minor International PCL, NVDR	8,438	8,324
Muangthai Capital PCL, NVDR	1,936	4,037
Osotspa PCL, NVDR	2,214	3,143
PTT Exploration & Production PCL, NVDR	4,097	16,364
PTT Global Chemical PCL, NVDR	6,864	10,790
PTT PCL, NVDR	33,692	46,749
Ratch Group PCL, NVDR	2,207	4,815
Robinson PCL, NVDR	1,522	2,625
Siam Cement PCL (The), NVDR	2,300	26,416
Siam Commercial Bank PCL (The), NVDR	2,585	8,127
Srisawad Corp. PCL, NVDR	2,149	5,171
Thai Oil PCL, NVDR	3,416	5,699
Thai Union Group PCL, NVDR	10,170	4,992

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Thailand-(continued)
TMB Bank PCL, NVDR	54,709	$2,475
Total Access Communication PCL, NVDR	2,163	3,088
True Corp. PCL, NVDR	35,559	4,289
		434,509
Turkey-4.02%
Akbank T.A.S.(a)	45,900	63,348
Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,375	13,974
Arcelik A.S.(a)	3,301	11,527
Aselsan Elektronik Sanayi Ve Ticaret A.S.	5,569	21,830
BIM Birlesik Magazalar A.S.	6,802	55,439
Eregli Demir ve Celik Fabrikalari TAS	22,799	35,541
Ford Otomotiv Sanayi A.S.	1,143	14,323
Haci Omer Sabanci Holding A.S.	14,952	24,358
KOC Holding A.S.	12,389	40,448
TAV Havalimanlari Holding A.S.	2,958	13,463
Tupras-Turkiye Petrol Rafinerileri A.S.	1,995	37,533
Turk Hava Yollari AO(a)	8,989	20,546
Turkcell Iletisim Hizmetleri A.S.	17,520	41,275
Turkiye Garanti Bankasi A.S.(a)	37,111	73,788
Turkiye Is Bankasi A.S., Class C(a)	25,648	31,069
		498,462
United Arab Emirates-3.78%
Abu Dhabi Commercial Bank PJSC	34,923	72,736
Aldar Properties PJSC	47,917	29,092
DP World PLC	2,064	28,896
Dubai Islamic Bank PJSC	20,489	31,852
Emaar Malls PJSC	32,372	16,041
Emaar Properties PJSC	44,101	48,507
Emirates Telecommunications Group Co. PJSC	21,841	96,807
First Abu Dhabi Bank PJSC	34,269	144,428
		468,359
	Shares	Value
United States-0.25%
JBS S.A.	1,255	$8,100
Titan Cement International S.A.(a)	1,111	23,048
		31,148
Total Common Stocks & Other Equity Interests (Cost $11,336,539)		11,734,549
Exchange-Traded Funds-5.05%
India-0.98%
Invesco India ETF(h)	6,264	121,960
United States-4.07%
iShares MSCI Saudi Arabia ETF	16,865	503,758
Total Exchange-Traded Funds (Cost $688,536)		625,718
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(i) (Cost $22,934)	22,934	22,934
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $12,048,009)		12,383,201
OTHER ASSETS LESS LIABILITIES-0.10%		12,626
NET ASSETS-100.00%		$12,395,827

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $355,034, which represented 2.86% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(h)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Invesco India ETF	$164,907	$2,349	$(44,584)	$(35,369)	$34,657	$121,960	$-

(i)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-95.83%
Brazil-1.90%
CPFL Energia S.A.	189,900	$1,700,690
Energisa S.A.	116,900	1,509,243
Equatorial Energia S.A.	247,800	1,382,450
Telefonica Brasil S.A., Preference Shares	110,100	1,530,179
		6,122,562
Chile-1.66%
Banco de Chile	13,896,949	1,367,593
Banco Santander Chile	27,917,448	1,380,297
Cia Cervecerias Unidas S.A.	146,572	1,293,226
Enel Americas S.A.	6,574,814	1,294,870
		5,335,986
China-11.54%
Agricultural Bank of China Ltd., H Shares	4,624,917	1,783,773
Bank of China Ltd., H Shares	4,363,825	1,687,641
Bank of Communications Co. Ltd., H Shares	2,309,912	1,472,676
Beijing Enterprises Holdings Ltd.	332,515	1,452,675
CGN Power Co. Ltd., H Shares(a)	6,053,223	1,488,828
China CITIC Bank Corp. Ltd., H Shares	2,979,214	1,551,317
China Communications Construction Co. Ltd., H Shares	1,730,144	1,217,736
China Construction Bank Corp., H Shares	2,024,628	1,536,184
China Everbright Bank Co. Ltd., H Shares	3,125,000	1,252,801
China Huishan Dairy Holdings Co. Ltd.(b)(c)	5,020,205	0
China Merchants Port Holdings Co. Ltd.	933,429	1,434,262
China Minsheng Banking Corp. Ltd., H Shares	2,037,167	1,421,426
China Mobile Ltd.	207,340	1,697,885
China Petroleum & Chemical Corp., H Shares	2,400,147	1,266,711
China Shenhua Energy Co. Ltd., H Shares	676,000	1,188,223
China Telecom Corp. Ltd., H Shares	3,645,295	1,415,800
CITIC Ltd.	1,299,805	1,459,657
CRRC Corp. Ltd., H Shares	1,970,903	1,291,888
Guangdong Investment Ltd.	729,121	1,474,886
Huaneng Power International, Inc., H Shares	2,697,850	1,276,137
Industrial & Commercial Bank of China Ltd., H Shares	2,241,009	1,491,635
Jiangsu Expressway Co. Ltd., H Shares	1,114,756	1,379,727
Jiangxi Copper Co. Ltd., H Shares	1,354,718	1,588,913
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,331,000	1,189,767
PetroChina Co. Ltd., H Shares	3,044,299	1,341,137
Ping An Insurance (Group) Co. of China Ltd., H Shares	127,591	1,443,774
Postal Savings Bank of China Co. Ltd., H Shares(a)	2,227,175	1,382,407
		37,187,866
Colombia-0.95%
Bancolombia S.A., Preference Shares	110,281	1,439,267
Grupo de Inversiones Suramericana S.A.	174,128	1,626,865
		3,066,132
Czech Republic-1.32%
CEZ A.S.	112,518	2,465,822
Komercni banka A.S.	51,902	1,784,560
		4,250,382
Egypt-0.49%
Commercial International Bank Egypt S.A.E.	290,916	1,566,527
Greece-0.48%
Hellenic Telecommunications Organization S.A.	102,658	1,533,236
	Shares	Value
Hungary-0.88%
MOL Hungarian Oil & Gas PLC	165,794	$1,399,529
OTP Bank Nyrt	31,368	1,452,004
		2,851,533
India-0.41%
Wipro Ltd., ADR	362,560	1,316,093
Indonesia-1.89%
PT Bank Central Asia Tbk	873,157	2,051,915
PT Bank Rakyat Indonesia (Persero) Tbk	4,505,348	1,461,717
PT Indofood CBP Sukses Makmur Tbk	1,604,634	1,331,552
PT Telekomunikasi Indonesia (Persero) Tbk	4,531,500	1,255,014
		6,100,198
Kuwait-2.71%
Agility Public Warehousing Co. KSC	575,203	1,605,653
Gulf Bank KSCP	1,680,805	1,723,484
Kuwait Finance House KSCP	609,147	1,678,262
Mobile Telecommunications Co. KSC	866,461	1,646,519
National Bank of Kuwait SAKP	598,202	2,065,364
		8,719,282
Malaysia-8.63%
CIMB Group Holdings Bhd.	1,536,695	1,841,417
Dialog Group Bhd.	1,614,600	1,283,895
DiGi.Com Bhd.	1,443,063	1,485,966
Genting Bhd.	934,800	1,250,602
Hong Leong Bank Bhd.	571,400	2,230,942
IHH Healthcare Bhd.	1,305,747	1,816,193
Kuala Lumpur Kepong Bhd.	378,578	2,106,291
Malayan Banking Bhd.	1,625,192	3,333,930
MISC Bhd.	825,300	1,534,835
Nestle Malaysia Bhd.	105,000	3,691,649
Petronas Chemicals Group Bhd.	850,845	1,281,882
Public Bank Bhd.	566,024	2,560,594
RHB Bank Bhd.	1,424,300	1,979,810
Tenaga Nasional Bhd.	465,272	1,411,166
		27,809,172
Mexico-3.54%
Arca Continental S.A.B. de C.V.	313,467	1,773,132
Coca-Cola FEMSA S.A.B. de C.V., Series L	263,800	1,602,768
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(d)	188,140	1,694,334
Gruma S.A.B. de C.V., Class B	166,826	1,770,729
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	76,490	1,467,979
Grupo Elektra S.A.B. de C.V.(e)	21,685	1,585,442
Promotora y Operadora de Infraestructura S.A.B de C.V.(e)	141,529	1,525,114
		11,419,498
Peru-0.48%
Credicorp Ltd.	7,439	1,536,749
Philippines-0.41%
Ayala Corp.	92,492	1,308,512
Poland-0.97%
Bank Polska Kasa Opieki S.A.	56,811	1,446,174
Powszechny Zaklad Ubezpieczen S.A.	162,119	1,678,077
		3,124,251
Qatar-1.91%
Industries Qatar QSC	493,382	1,349,652
Masraf Al Rayan Q.S.C.	1,481,975	1,676,940

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Qatar-(continued)
Qatar Islamic Bank SAQ	350,359	$1,606,975
Qatar National Bank Q.P.S.C.	271,712	1,525,348
		6,158,915
Romania-0.50%
NEPI Rockcastle PLC	194,027	1,597,542
Russia-0.93%
MMC Norilsk Nickel PJSC, ADR	46,087	1,485,342
Rosneft Oil Co. PJSC, GDR(a)	202,454	1,512,589
		2,997,931
South Africa-2.51%
Bid Corp. Ltd.	60,738	1,338,168
Capitec Bank Holdings Ltd.	16,363	1,468,519
Growthpoint Properties Ltd.	1,139,526	1,596,613
PSG Group Ltd.	83,288	1,189,670
Redefine Properties Ltd.	2,633,427	1,251,464
Remgro Ltd.	102,641	1,244,602
		8,089,036
South Korea-8.51%
BNK Financial Group, Inc.	231,550	1,305,757
DGB Financial Group, Inc.	263,115	1,425,257
GS Holdings Corp.	38,580	1,475,460
Hana Financial Group, Inc.	43,436	1,195,414
Hyundai Heavy Industries Holdings Co. Ltd.	4,644	1,061,093
Industrial Bank of Korea	152,143	1,366,784
Kangwon Land, Inc.	52,850	1,214,556
KB Financial Group, Inc.	33,076	1,213,483
Korea Zinc Co. Ltd.	4,089	1,295,671
KT&G Corp.	22,792	1,811,825
LG Corp.	21,994	1,288,457
Lotte Corp.	47,172	1,385,059
S-1 Corp.	17,959	1,372,710
Samsung C&T Corp.	16,429	1,480,931
Samsung Electronics Co. Ltd.	30,112	1,409,217
Samsung Life Insurance Co. Ltd.	25,410	1,462,924
Samsung SDS Co. Ltd.	7,968	1,285,961
Samsung Securities Co. Ltd.	44,942	1,312,059
Shinhan Financial Group Co. Ltd.	42,086	1,369,807
SK Telecom Co. Ltd.	8,766	1,686,176
		27,418,601
Taiwan-31.43%
Acer, Inc.	2,207,000	1,225,355
Advantech Co. Ltd.	152,095	1,450,110
Asia Cement Corp.	950,000	1,412,782
Asustek Computer, Inc.	175,838	1,290,013
Cathay Financial Holding Co. Ltd.	1,465,000	1,958,662
Chang Hwa Commercial Bank Ltd.	2,906,776	2,060,798
Cheng Shin Rubber Industry Co. Ltd.	1,173,435	1,521,702
China Development Financial Holding Corp.	7,149,472	2,181,920
China Life Insurance Co. Ltd.(b)	1,924,680	1,564,059
China Petrochemical Development Corp.	4,982,050	1,331,938
China Steel Corp.	3,783,140	2,881,481
Chunghwa Telecom Co. Ltd.	678,222	2,414,649
Compal Electronics, Inc.	3,617,000	2,182,418
CTBC Financial Holding Co. Ltd.	3,185,053	2,312,854
E.Sun Financial Holding Co. Ltd.	2,580,822	2,386,952
Eva Airways Corp.	4,888,627	1,964,542
Evergreen Marine Corp. Taiwan Ltd.(b)	3,449,000	1,327,030
Far Eastern New Century Corp.	1,718,000	1,592,046
Far EasTone Telecommunications Co. Ltd.	913,993	2,066,167
	Shares	Value
Taiwan-(continued)
First Financial Holding Co. Ltd.	3,801,384	$2,955,627
Formosa Chemicals & Fibre Corp.	599,095	1,671,581
Formosa Plastics Corp.	522,146	1,605,164
Foxconn Technology Co. Ltd.	704,000	1,397,921
Fubon Financial Holding Co. Ltd.	1,378,875	2,042,557
Highwealth Construction Corp.	1,463,000	2,180,667
Hua Nan Financial Holdings Co. Ltd.	3,874,611	2,764,573
Inventec Corp.	1,890,000	1,427,009
Lite-On Technology Corp.	801,000	1,238,734
Mega Financial Holding Co. Ltd.	2,258,777	2,349,643
Mitac Holdings Corp.	1,678,000	1,598,797
Nan Ya Plastics Corp.	882,930	2,018,244
Pou Chen Corp.	1,301,000	1,501,302
President Chain Store Corp.	167,000	1,637,070
Qisda Corp.	2,473,000	1,640,667
Quanta Computer, Inc.	797,000	1,619,799
Ruentex Development Co. Ltd.(b)	1,058,000	1,475,961
Ruentex Industries Ltd.(b)	581,000	1,300,721
Shanghai Commercial & Savings Bank, Ltd. (The)	810,000	1,329,735
Shin Kong Financial Holding Co. Ltd.(b)	4,301,000	1,390,979
SinoPac Financial Holdings Co. Ltd.	4,865,421	2,063,865
Synnex Technology International Corp.	1,504,264	1,853,452
TA Chen Stainless Pipe	1,501,000	1,495,136
Taishin Financial Holding Co. Ltd.	6,426,384	2,994,385
Taiwan Business Bank	5,188,204	2,110,732
Taiwan Cement Corp.	1,214,000	1,678,017
Taiwan Cooperative Financial Holding Co. Ltd.	4,739,321	3,246,606
Taiwan Fertilizer Co. Ltd.	1,150,000	1,810,402
Taiwan High Speed Rail Corp.	1,211,000	1,436,005
Taiwan Mobile Co. Ltd.	670,162	2,359,173
Taiwan Semiconductor Manufacturing Co. Ltd.	129,397	1,384,254
Teco Electric and Machinery Co. Ltd.	1,639,000	1,460,001
Uni-President Enterprises Corp.	697,181	1,656,954
Wistron NeWeb Corp.	573,000	1,328,022
WPG Holdings Ltd.	1,837,937	2,302,267
Yuanta Financial Holding Co. Ltd.	2,828,472	1,832,727
		101,284,227
Thailand-9.65%
Advanced Info Service PCL, NVDR	204,153	1,327,599
Airports of Thailand PCL, NVDR	619,521	1,394,551
Bangkok Bank PCL, NVDR	305,222	1,405,758
Bangkok Dusit Medical Services PCL, NVDR	1,610,624	1,278,969
Berli Jucker PCL, NVDR	917,626	1,196,683
BTS Group Holdings PCL, NVDR(b)	3,088,782	1,231,456
BTS Group Holdings PCL, Wts., expiring 02/16/2021(b)(c)	374,618	8,871
Central Pattana PCL, NVDR	687,114	1,324,557
CP ALL PCL, NVDR	718,058	1,620,569
Electricity Generating PCL, NVDR	148,205	1,445,439
Home Product Center PCL, NVDR	2,613,229	1,216,878
Kasikornbank PCL, NVDR	296,870	1,325,029
Kiatnakin Bank PCL, NVDR	892,638	1,944,006
Krung Thai Bank PCL, NVDR	3,754,297	1,933,050
Land & Houses PCL, NVDR	5,163,217	1,535,278
Minor International PCL, NVDR	1,123,119	1,096,003
PTT PCL, NVDR	1,145,922	1,584,323
Ratch Group PCL, NVDR	638,678	1,386,291
Siam Cement PCL (The), NVDR	144,473	1,647,516
Siam Commercial Bank PCL (The), NVDR	367,493	1,146,377
Thanachart Capital PCL, NVDR	741,427	1,231,419

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Thailand-(continued)
Tisco Financial Group PCL, NVDR	502,728	$1,648,926
WHA Corp. PCL, NVDR	11,551,923	1,172,787
		31,102,335
United Arab Emirates-2.13%
Abu Dhabi Islamic Bank PJSC	1,107,794	1,734,227
Dubai Islamic Bank PJSC	1,255,745	1,952,165
Emirates Telecommunications Group Co. PJSC	412,240	1,827,190
First Abu Dhabi Bank PJSC	323,653	1,364,048
		6,877,630
Total Common Stocks & Other Equity Interests (Cost $315,047,509)		308,774,196
Exchange-Traded Funds-4.17%
United States-4.17%
iShares MSCI Saudi Arabia ETF (Cost $13,864,275)	449,800	13,435,526
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $328,911,784)		322,209,722
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)(g)	312,051	$312,051
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)(g)	104,464	104,506
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $416,553)		416,557
TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $329,328,337)		322,626,279
OTHER ASSETS LESS LIABILITIES-(0.13)%		(431,109)
NET ASSETS-100.00%		$322,195,170

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $4,383,824, which represented 1.36% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	All or a portion of this security was out on loan at January 31, 2020.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-95.41%
Brazil-26.90%
Atacadao S.A.	2,253	$11,910
Azul S.A., Preference Shares(a)	1,928	26,737
B3 S.A. - Brasil, Bolsa, Balcao	14,027	158,217
Banco Bradesco S.A.	4,970	36,462
Banco Bradesco S.A., Preference Shares	18,182	139,942
Banco BTG Pactual S.A.	1,257	22,062
Banco do Brasil S.A.	6,095	69,233
BB Seguridade Participacoes S.A.	3,888	31,644
BRF S.A.(a)	3,085	22,055
CCR S.A.	5,129	21,893
Centrais Eletricas Brasileiras S.A.	1,900	17,438
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	1,547	14,796
Cia de Saneamento Basico do Estado de Sao Paulo	2,810	40,112
Cia Energetica de Minas Gerais	1,563	6,090
Cia Energetica de Minas Gerais, Preference Shares	5,781	20,225
Cia Siderurgica Nacional S.A.	3,615	10,913
Cosan S.A.	623	11,619
Energisa S.A.	2,015	26,015
ENGIE Brasil Energia S.A.	2,087	25,421
Equatorial Energia S.A.	6,765	37,741
Gol Linhas Aereas Inteligentes S.A., Preference Shares(a)	1,147	9,193
Hapvida Participacoes e Investimentos S.A.(b)	1,023	14,381
IRB Brasil Resseguros S.A.	3,288	34,494
Itau Unibanco Holding S.A.	1,584	10,913
Itau Unibanco Holding S.A., Preference Shares	17,783	136,579
Itausa - Investimentos Itau S.A., Preference Shares	17,995	54,154
Localiza Rent a Car S.A.	4,300	53,966
Lojas Renner S.A.	5,072	68,188
Magazine Luiza S.A.	3,767	49,189
Multiplan Empreendimentos Imobiliarios S.A.	1,345	10,915
Natura & Co. Holding S.A.	2,893	32,212
Notre Dame Intermedica Participacoes S.A.	2,389	39,252
Pagseguro Digital Ltd., Class A(a)	665	21,606
Petrobras Distribuidora S.A.	3,192	21,513
Petroleo Brasileiro S.A.	10,137	71,996
Petroleo Brasileiro S.A., Preference Shares	17,609	117,235
Rumo S.A.(a)	5,436	29,513
Telefonica Brasil S.A., Preference Shares	2,260	31,410
WEG S.A.	3,248	29,955
		1,587,189
China-11.81%
ANTA Sports Products Ltd.	4,344	37,534
Bosideng International Holdings Ltd.(c)	27,704	9,093
China Aoyuan Group Ltd.	7,523	10,053
China Jinmao Holdings Group Ltd.	19,440	13,014
China Merchants Bank Co. Ltd., H Shares	14,879	71,775
China Tower Corp. Ltd., H Shares(b)	223,170	46,434
Country Garden Services Holdings Co. Ltd.	4,434	14,344
GDS Holdings Ltd., ADR(a)(c)	322	16,651
Guangdong Investment Ltd.	12,030	24,335
Haidilao International Holding Ltd.(b)	5,140	19,680
Huaxin Cement Co. Ltd., B Shares	1,800	2,968
Lenovo Group Ltd.	30,280	19,742
Li Ning Co. Ltd.	14,022	41,109
Longfor Group Holdings Ltd.(b)	6,131	25,842
	Shares	Value
China-(continued)
Ping An Insurance (Group) Co. of China Ltd., H Shares	25,057	$283,536
Xinyi Solar Holdings Ltd.	20,848	14,573
Yihai International Holding Ltd.(a)	3,121	17,629
Yuexiu Property Co. Ltd.	24,096	4,834
Zhaojin Mining Industry Co. Ltd., H Shares	4,936	5,689
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	9,166	6,740
ZTE Corp., H Shares(a)(c)	3,433	11,088
		696,663
Colombia-0.60%
Bancolombia S.A., Preference Shares	1,971	25,723
Interconexion Electrica S.A. ESP	1,732	9,507
		35,230
Greece-0.21%
JUMBO S.A.	412	8,388
Mytilineos Holdings S.A.	409	4,201
		12,589
Hong Kong-0.17%
Alibaba Pictures Group Ltd.(a)	69,665	9,882
Hungary-0.92%
MOL Hungarian Oil & Gas PLC	1,667	14,072
OTP Bank Nyrt	868	40,179
		54,251
India-7.42%
Apollo Hospitals Enterprise Ltd.	384	8,934
Axis Bank Ltd.	6,797	69,232
Divi’s Laboratories Ltd.	370	10,095
Dr. Reddy’s Laboratories Ltd.	284	12,366
ICICI Bank Ltd.	15,261	111,945
ICICI Lombard General Insurance Co. Ltd.(b)	500	9,215
Info Edge India Ltd.	315	12,570
Infosys Ltd.	13,412	145,844
InterGlobe Aviation Ltd.(b)	477	9,155
Muthoot Finance Ltd.	455	4,863
United Breweries Ltd.	264	4,676
UPL Ltd.	2,466	18,197
Wipro Ltd.	6,172	20,482
		437,574
Indonesia-4.88%
PT Bank Central Asia Tbk	63,461	149,133
PT Bank Rakyat Indonesia (Persero) Tbk	304,274	98,719
PT Barito Pacific Tbk	210,763	20,094
PT Indofood CBP Sukses Makmur Tbk	8,556	7,100
PT Semen Indonesia (Persero) Tbk	14,826	12,855
		287,901
Kuwait-3.31%
Gulf Bank KSCP	8,455	8,670
Mobile Telecommunications Co. KSC	10,588	20,120
National Bank of Kuwait SAKP	48,223	166,496
		195,286
Malaysia-0.09%
Yinson Holdings Bhd.	3,653	5,527
Philippines-0.27%
International Container Terminal Services, Inc.	4,682	11,883
Megaworld Corp.	51,731	4,113
		15,996

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Poland-0.56%
Cyfrowy Polsat S.A.	1,133	$7,909
Dino Polska S.A.(a)(b)	208	8,714
Grupa Lotos S.A.	367	7,272
Orange Polska S.A.(a)	2,526	4,562
PLAY Communications S.A.(b)	487	4,472
		32,929
Russia-13.45%
Evraz PLC	2,074	9,563
Gazprom PJSC	85,695	303,969
LUKOIL PJSC	1,830	187,436
MMC Norilsk Nickel PJSC	454	147,499
Novatek PJSC	5,646	102,037
Polyus PJSC	177	21,658
Severstal PJSC	697	9,933
Tatneft PJSC, Preference Shares	1,060	11,890
		793,985
South Africa-4.70%
Anglo American Platinum Ltd.	478	38,226
AngloGold Ashanti Ltd.	3,314	67,555
Capitec Bank Holdings Ltd.	284	25,488
Exxaro Resources Ltd.	982	7,972
Gold Fields Ltd.	3,811	24,659
Impala Platinum Holdings Ltd.(a)	7,035	66,585
Kumba Iron Ore Ltd.	333	7,760
Sibanye Gold Ltd.(a)	13,466	34,725
Telkom S.A. SOC Ltd.	2,162	4,650
		277,620
South Korea-1.58%
Cheil Worldwide, Inc.	336	5,951
Daelim Industrial Co. Ltd.	121	8,136
Fila Holdings Corp.	340	12,562
Hanwha Aerospace Co. Ltd.(a)	145	3,912
Kia Motors Corp.	1,255	42,743
KMW Co. Ltd.(a)	228	9,277
Meritz Securities Co. Ltd.	1,764	5,374
S-1 Corp.	72	5,504
		93,459
Taiwan-12.21%
Advantech Co. Ltd.	1,416	13,500
Chailease Holding Co. Ltd.	5,835	24,234
Chang Hwa Commercial Bank Ltd.	35,682	25,297
Delta Electronics, Inc.	9,539	44,608
E.Sun Financial Holding Co. Ltd.	76,358	70,622
Far Eastern Department Stores Ltd.	5,904	4,787
Feng TAY Enterprise Co. Ltd.	2,068	12,389
First Financial Holding Co. Ltd.	55,150	42,880
Giant Manufacturing Co. Ltd.	1,716	10,149
Hotai Motor Co. Ltd.	1,980	40,215
Hua Nan Financial Holdings Co. Ltd.	67,994	48,514
ITEQ Corp.	1,411	6,080
Lite-On Technology Corp.	9,256	14,314
Makalot Industrial Co. Ltd.	1,195	5,975
Mega Financial Holding Co. Ltd.	62,374	64,883
Merida Industry Co. Ltd.	1,077	5,889
Radiant Opto-Electronics Corp.	3,404	11,702
Realtek Semiconductor Corp.	2,339	18,909
Shanghai Commercial & Savings Bank, Ltd. (The)	29,693	48,745
Simplo Technology Co. Ltd.	839	8,821
SinoPac Financial Holdings Co. Ltd.	46,574	19,756
	Shares		Value
Taiwan-(continued)
TA Chen Stainless Pipe		2,643	$2,633
Taiwan Business Bank		38,369	15,610
Taiwan Cooperative Financial Holding Co. Ltd.		53,765	36,831
Taiwan Fertilizer Co. Ltd.		3,597	5,663
Taiwan High Speed Rail Corp.		17,938	21,271
Taiwan Paiho Ltd.		1,319	3,418
Tripod Technology Corp.		2,317	8,462
Unimicron Technology Corp.		9,097	11,386
Win Semiconductors Corp.		2,146	19,594
Yuanta Financial Holding Co. Ltd.		63,859	41,378
Zhen Ding Technology Holding Ltd.		3,087	12,001
			720,516
Thailand-3.03%
AEON Thana Sinsap Thailand PCL, NVDR		375	1,953
B. Grimm Power PCL, NVDR		4,483	8,848
Bangkok Expressway & Metro PCL, NVDR		31,266	10,912
BTS Group Holdings PCL, NVDR(a)		35,897	14,312
BTS Group Holdings PCL, Wts., expiring 02/16/2021(a)(d)		3,589	85
Carabao Group PCL, NVDR		1,500	4,236
Electricity Generating PCL, NVDR		1,888	18,413
Energy Absolute PCL, NVDR		8,159	11,198
Gulf Energy Development PCL, NVDR		7,756	47,594
Home Product Center PCL, NVDR		15,261	7,106
Krungthai Card PCL, NVDR		5,342	5,834
Muangthai Capital PCL, NVDR		3,345	6,943
Osotspa PCL, NVDR		5,333	7,523
Ratch Group PCL, NVDR		2,449	5,316
Srisawad Corp. PCL, NVDR		3,139	7,503
Thanachart Capital PCL, NVDR		2,259	3,752
Tisco Financial Group PCL, NVDR		2,961	9,712
Total Access Communication PCL, NVDR		3,086	4,396
VGI PCL, NVDR		10,487	2,950
			178,586
Turkey-0.72%
BIM Birlesik Magazalar A.S.		1,982	16,154
KOC Holding A.S.		4,932	15,939
Tupras-Turkiye Petrol Rafinerileri A.S.		540	10,160
			42,253
United Arab Emirates-1.65%
Abu Dhabi Commercial Bank PJSC		12,037	25,070
First Abu Dhabi Bank PJSC		17,202	72,499
			97,569
United States-0.93%
JBS S.A.		8,536	55,092
Total Common Stocks & Other Equity Interests (Cost $5,180,012)			5,630,097
Exchange-Traded Funds-4.46%
United States-4.46%
iShares MSCI Saudi Arabia ETF (Cost $263,718)		8,820	263,454
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR	15,360	227

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.28%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(f) (Cost $16,623)	16,623	$16,623
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $5,460,567)		5,910,401
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)(g)	19,314	19,314
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)(g)	7,057	$7,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,374)		26,374
TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $5,486,941)		5,936,775
OTHER ASSETS LESS LIABILITIES-(0.60)%		(35,584)
NET ASSETS-100.00%		$5,901,191

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $137,893, which represented 2.34% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.44%
Australia-17.19%
AGL Energy Ltd.	12,339	$162,798
APA Group	16,399	124,384
Aurizon Holdings Ltd.	35,329	125,659
AusNet Services	141,819	166,002
BHP Group Ltd.	5,152	132,127
Commonwealth Bank of Australia	2,662	149,196
Dexus	14,442	121,873
GPT Group (The)	34,242	135,914
Insurance Australia Group Ltd.	22,320	104,959
Macquarie Group Ltd.	1,264	120,785
National Australia Bank Ltd.	10,925	186,061
Scentre Group	64,227	163,854
Suncorp Group Ltd.	17,404	147,766
Sydney Airport	1	5
Tabcorp Holdings Ltd.	44,053	136,668
Transurban Group	11,122	115,180
Vicinity Centres	106,616	179,132
Wesfarmers Ltd.	4,138	122,908
		2,395,271
Belgium-0.83%
Ageas	2,093	115,440
Finland-2.31%
Kesko OYJ, Class B	1,649	111,546
Sampo OYJ, Class A	4,642	210,246
		321,792
France-4.89%
AXA S.A.	5,631	149,907
ENGIE S.A.	9,061	155,863
Orange S.A.	10,812	153,262
Sanofi	1	96
TOTAL S.A.	2,195	106,882
Veolia Environnement S.A.	3,918	115,735
		681,745
Germany-2.78%
Allianz SE	484	115,933
Deutsche Telekom AG	8,598	139,170
E.ON SE	11,668	132,482
Muenchener Rueckversicherungs-Gesellschaft AG	1	295
		387,880
Hong Kong-5.81%
CK Hutchison Holdings Ltd.	13,243	117,102
CK Infrastructure Holdings Ltd.	17,500	122,828
CLP Holdings Ltd.	10,500	109,219
HK Electric Investments & HK Electric Investments Ltd.(a)	135,269	134,825
HKT Trust & HKT Ltd.	125,543	187,391
Power Assets Holdings Ltd.	19,216	138,478
		809,843
Israel-1.78%
Amot Investments Ltd.	19,326	140,842
Bank Leumi Le-Israel BM	14,777	106,480
		247,322
Italy-5.84%
A2A S.p.A.	62,846	125,428
Assicurazioni Generali S.p.A.	6,943	135,255
Enel S.p.A.	13,961	121,529
Eni S.p.A.	11,906	166,866
	Shares	Value
Italy-(continued)
Snam S.p.A.	26,770	$143,497
Terna - Rete Elettrica Nazionale S.p.A.	17,430	121,613
		814,188
Japan-18.19%
Bridgestone Corp.	3,200	115,175
Canon, Inc.	5,521	145,440
Daiwa House REIT Investment Corp.	45	120,056
Frontier Real Estate Investment Corp.	32	133,607
GLP J-REIT	97	130,569
Invincible Investment Corp.	292	147,472
Japan Hotel REIT Investment Corp.	183	123,113
Japan Post Bank Co. Ltd.	14,472	132,994
Japan Post Holdings Co. Ltd.	14,960	135,880
Japan Retail Fund Investment Corp.	52	111,163
Japan Tobacco, Inc.	8,606	182,057
Mitsubishi Corp.	4,900	127,626
Mitsubishi UFJ Financial Group, Inc.	21,300	111,723
Mizuho Financial Group, Inc.	83,928	123,732
Mori Trust Sogo Reit, Inc.	62	113,637
MS&AD Insurance Group Holdings, Inc.	3,454	114,239
NTT DOCOMO, Inc.	3,900	110,778
Sankyo Co. Ltd.	3,500	119,158
Seiko Epson Corp.	7,300	109,111
Sekisui House Ltd.	1	21
Sumitomo Mitsui Financial Group, Inc.	3,585	125,595
United Urban Investment Corp.	1	1,793
		2,534,939
Netherlands-1.86%
Koninklijke Ahold Delhaize N.V.	5,438	133,786
Koninklijke KPN N.V.	44,735	125,574
		259,360
New Zealand-0.00%
Meridian Energy Ltd.	1	3
Norway-1.86%
Gjensidige Forsikring ASA	4,890	106,630
Telenor ASA	8,421	152,154
		258,784
Portugal-2.60%
EDP - Energias de Portugal S.A.	31,511	157,980
NOS, SGPS S.A.	39,338	204,109
		362,089
Singapore-13.41%
Ascendas REIT	61,420	141,038
CapitaLand Commercial Trust	80,098	120,019
CapitaLand Mall Trust	65,081	119,469
ComfortDelGro Corp. Ltd.	80,200	126,836
DBS Group Holdings Ltd.	8,433	154,684
Genting Singapore Ltd.	164,400	103,586
Keppel REIT	130,369	115,711
Mapletree Commercial Trust	66,889	114,795
Mapletree Logistics Trust	106,957	144,187
Oversea-Chinese Banking Corp. Ltd.	15,000	118,011
SATS Ltd.	30,000	100,227
Singapore Exchange Ltd.	1	6
Singapore Technologies Engineering Ltd.	36,600	109,600
Singapore Telecommunications Ltd.	62,963	152,229
Suntec REIT	103,925	139,086
United Overseas Bank Ltd.	5,800	108,159
		1,867,643

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Spain-8.07%
Aena SME S.A.(a)	637	$117,806
Endesa S.A.	6,544	179,419
Iberdrola S.A.	10,759	117,628
Naturgy Energy Group S.A.	6,932	182,832
Red Electrica Corp. S.A.	8,116	162,072
Repsol S.A.	13,048	179,659
Telefonica S.A.	27,273	184,443
		1,123,859
Sweden-1.23%
Telia Co. AB	40,182	171,557
Switzerland-2.93%
ABB Ltd.	1	23
Swiss Re AG	1,293	145,919
Swisscom AG(b)	231	126,645
Zurich Insurance Group AG	325	134,914
		407,501
United Kingdom-7.86%
Admiral Group PLC	5,269	156,484
BP PLC	40,576	243,846
GlaxoSmithKline PLC	5,541	129,877
HSBC Holdings PLC	32,157	233,904
National Grid PLC	11,415	151,732
Royal Dutch Shell PLC, Class A	6,811	178,836
		1,094,679
Total Common Stocks & Other Equity Interests (Cost $13,645,574)		13,853,895
	Shares	Value
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $11,666)	11,666	$11,666
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $13,657,240)		13,865,561
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.71%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	178,095	178,095
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	59,341	59,365
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,460)		237,460
TOTAL INVESTMENTS IN SECURITIES-101.23% (Cost $13,894,700)		14,103,021
OTHER ASSETS LESS LIABILITIES-(1.23)%		(170,752)
NET ASSETS-100.00%		$13,932,269

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $252,631, which represented 1.81% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Australia-4.77%
ASX Ltd.	83,117	$4,683,061
Aurizon Holdings Ltd.	1,182,994	4,207,695
AusNet Services	4,005,011	4,687,949
Commonwealth Bank of Australia	83,533	4,681,749
Insurance Australia Group Ltd.	795,650	3,710,955
National Australia Bank Ltd.	256,885	4,374,955
Sonic Healthcare Ltd.	218,724	4,560,070
Suncorp Group Ltd.	467,000	3,964,991
Tabcorp Holdings Ltd.	1,379,353	4,279,232
Transurban Group	474,606	4,915,028
Woolworths Group Ltd.	180,798	4,958,100
		49,023,785
Austria-1.03%
CA Immobilien Anlagen AG	115,754	5,099,075
IMMOFINANZ AG(a)	197,376	5,479,240
		10,578,315
Belgium-1.94%
Ackermans & van Haaren N.V.	30,950	4,953,480
Ageas	89,736	4,943,679
Groupe Bruxelles Lambert S.A.	48,944	4,914,416
Sofina S.A.	22,469	5,130,132
		19,941,707
Canada-24.56%
Algonquin Power & Utilities Corp.(b)	411,779	6,307,998
Atco Ltd., Class I	153,020	5,972,472
Bank of Montreal(b)	80,893	6,173,325
Bank of Nova Scotia (The)	130,513	7,132,796
BCE, Inc.(b)	148,078	6,982,076
Brookfield Asset Management, Inc., Class A	88,285	5,405,708
Canadian Apartment Properties REIT	121,323	5,192,153
Canadian Imperial Bank of Commerce	73,946	6,033,989
Canadian National Railway Co.	50,089	4,683,760
Canadian Tire Corp. Ltd., Class A(b)	41,667	4,471,511
Canadian Utilities Ltd., Class A	220,236	6,744,212
CGI, Inc., Class A(a)	66,136	5,067,151
Choice Properties REIT(b)	575,682	6,363,821
Emera, Inc.(b)	171,229	7,633,482
First Capital REIT	375,050	6,145,199
Fortis, Inc.	192,105	8,384,031
George Weston Ltd.	73,965	5,964,513
Great-West Lifeco, Inc.	199,590	5,174,807
H&R REIT	441,453	7,139,752
Hydro One Ltd.(c)	323,147	6,572,647
iA Financial Corp., Inc.	84,364	4,645,745
IGM Financial, Inc.	170,487	4,933,301
Intact Financial Corp.	55,515	6,018,060
Inter Pipeline Ltd.(b)	250,378	4,174,387
Loblaw Cos. Ltd.	112,149	5,871,382
Metro, Inc.	149,165	6,084,800
National Bank of Canada	152,426	8,462,925
Pembina Pipeline Corp.	156,542	5,998,676
Power Corp. of Canada	199,335	4,976,781
Power Financial Corp.	216,208	5,615,474
Quebecor, Inc., Class B	195,390	4,851,694
RioCan REIT	367,146	7,539,742
Rogers Communications, Inc., Class B	103,160	5,168,335
Royal Bank of Canada(b)	92,463	7,311,467
Saputo, Inc.	145,180	4,463,362
Shaw Communications, Inc., Class B	272,551	5,329,227
	Shares	Value
Canada-(continued)
SmartCentres REIT	296,821	$7,049,372
Sun Life Financial, Inc.	116,263	5,469,649
TC Energy Corp.	103,384	5,672,811
TELUS Corp.	178,094	7,143,690
Thomson Reuters Corp.	65,167	5,242,234
Toronto-Dominion Bank (The)	121,026	6,693,011
		252,261,528
Denmark-0.47%
Tryg A/S	159,611	4,838,024
Finland-1.31%
Kesko OYJ, Class B	60,922	4,121,041
Kone OYJ, Class B	67,259	4,339,536
Sampo OYJ, Class A	109,749	4,970,767
		13,431,344
France-4.88%
Air Liquide S.A.	35,411	5,130,954
AXA S.A.	177,965	4,737,742
Danone S.A.	58,673	4,695,063
Hermes International	5,832	4,368,063
L’Oreal S.A.	15,203	4,256,799
Orange S.A.	372,566	5,281,184
Sodexo S.A.(b)	36,766	3,846,189
TOTAL S.A.	81,198	3,953,805
Veolia Environnement S.A.	173,885	5,136,434
Vinci S.A.	39,187	4,337,378
Vivendi S.A.	158,711	4,344,116
		50,087,727
Germany-3.93%
Allianz SE	20,869	4,998,764
Aroundtown S.A.	489,803	4,633,339
Beiersdorf AG(b)	37,396	4,243,687
Deutsche Telekom AG	359,581	5,820,312
E.ON SE	435,393	4,943,574
Hannover Rueck SE	25,239	4,912,496
Muenchener Rueckversicherungs-Gesellschaft AG	18,808	5,545,564
Talanx AG	105,358	5,267,377
		40,365,113
Hong Kong-3.52%
CK Hutchison Holdings Ltd.	479,078	4,236,285
CK Infrastructure Holdings Ltd.	684,064	4,760,900
CLP Holdings Ltd.	476,598	4,951,972
HK Electric Investments & HK Electric Investments Ltd.(c)	6,222,899	6,202,460
HKT Trust & HKT Ltd.	3,162,078	4,719,841
Hong Kong & China Gas Co. Ltd. (The)	2,607,421	4,990,376
Power Assets Holdings Ltd.	875,807	6,311,389
		36,173,223
Israel-1.27%
Amot Investments Ltd.	566,152	4,125,937
Bank Leumi Le-Israel BM	632,719	4,559,235
Strauss Group Ltd.	147,407	4,342,981
		13,028,153
Italy-2.89%
A2A S.p.A.	2,388,511	4,767,003
Assicurazioni Generali S.p.A.	286,701	5,585,133
Enel S.p.A.	627,925	5,466,033
Eni S.p.A.	302,189	4,235,251

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Italy-(continued)
Snam S.p.A.	890,112	$4,771,325
Terna - Rete Elettrica Nazionale S.p.A.	701,244	4,892,740
		29,717,485
Japan-21.90%
Activia Properties, Inc.(b)	1,178	6,256,105
Advance Residence Investment Corp.(b)	1,624	5,108,014
ANA Holdings, Inc.	157,408	4,914,614
Bridgestone Corp.	110,479	3,902,856
Canon, Inc.	153,606	4,046,461
Chugoku Electric Power Co., Inc. (The)	405,291	5,348,093
Daiwa House REIT Investment Corp.	2,244	5,986,805
Daiwa Office Investment Corp.	780	6,270,318
East Japan Railway Co.	48,610	4,299,973
Frontier Real Estate Investment Corp.	1,439	6,008,149
GLP J-REIT	4,058	5,462,343
Japan Airlines Co. Ltd.	150,682	4,258,674
Japan Hotel REIT Investment Corp.	6,047	4,068,119
Japan Post Bank Co. Ltd.	538,384	4,947,622
Japan Post Holdings Co. Ltd.	514,155	4,670,004
Japan Prime Realty Investment Corp.	1,198	5,537,648
Japan Real Estate Investment Corp.	809	5,890,201
Japan Retail Fund Investment Corp.	2,516	5,378,578
Japan Tobacco, Inc.	206,632	4,371,232
Keihan Holdings Co. Ltd.	87,429	3,953,980
Kenedix Office Investment Corp.	815	6,541,957
Kintetsu Group Holdings Co. Ltd.	79,038	4,160,224
McDonald’s Holdings Co. Japan Ltd.	105,541	5,019,957
Mitsubishi Heavy Industries Ltd.	109,791	3,979,175
Mitsubishi UFJ Financial Group, Inc.	812,492	4,155,491
Mizuho Financial Group, Inc.	3,771,386	5,560,011
Mori Trust Sogo Reit, Inc.	3,610	6,616,619
MS&AD Insurance Group Holdings, Inc.	155,371	5,138,821
Nippon Building Fund, Inc.	718	5,801,851
Nippon Prologis REIT, Inc.	2,205	6,318,391
Nippon Telegraph & Telephone Corp.	166,353	4,234,274
Nomura Real Estate Master Fund, Inc.	3,159	5,555,131
NTT DOCOMO, Inc.	176,779	5,057,976
ORIX JREIT, Inc.	2,913	6,145,734
Secom Co. Ltd.	48,482	4,267,526
Sekisui House Ltd.(b)	215,938	4,653,159
Sekisui House Reit, Inc.	5,636	4,849,490
Sumitomo Mitsui Financial Group, Inc.	130,723	4,579,672
Sumitomo Mitsui Trust Holdings, Inc.	110,295	4,048,199
Sumitomo Realty & Development Co. Ltd.	126,586	4,665,150
Tokio Marine Holdings, Inc.	77,310	4,184,248
Toyota Motor Corp.	61,972	4,298,602
United Urban Investment Corp.	3,172	5,686,392
West Japan Railway Co.	54,598	4,600,154
Yamada Denki Co. Ltd.	812,821	4,088,200
		224,886,193
Netherlands-1.75%
Akzo Nobel N.V.	46,965	4,429,162
Heineken Holding N.V.	47,228	4,643,899
Koninklijke Ahold Delhaize N.V.	170,282	4,179,721
Wolters Kluwer N.V.	62,573	4,700,281
		17,953,063
Norway-1.37%
Entra ASA(c)	290,884	4,935,445
	Shares	Value
Norway-(continued)
Gjensidige Forsikring ASA	225,931	$4,898,173
Orkla ASA	435,641	4,223,620
		14,057,238
Portugal-0.97%
EDP - Energias de Portugal S.A.	1,177,478	5,903,284
NOS, SGPS S.A.	779,260	4,043,263
		9,946,547
Singapore-7.71%
Ascendas REIT	2,529,988	5,809,567
CapitaLand Commercial Trust	3,444,623	5,161,443
CapitaLand Ltd.	1,772,773	4,666,445
CapitaLand Mall Trust	2,517,646	4,621,636
DBS Group Holdings Ltd.	271,983	4,988,913
Keppel REIT	5,903,568	5,239,816
Mapletree Logistics Trust	3,608,059	4,863,967
Oversea-Chinese Banking Corp. Ltd.	711,024	5,574,470
SATS Ltd.	1,372,731	4,528,289
Singapore Airlines Ltd.	877,186	5,462,395
Singapore Exchange Ltd.	732,063	4,610,332
Singapore Technologies Engineering Ltd.	1,575,509	4,676,175
Singapore Telecommunications Ltd.	2,029,890	4,907,786
Suntec REIT	4,041,769	5,409,240
United Overseas Bank Ltd.	256,856	4,763,854
Wilmar International Ltd.	1,397,322	3,939,429
		79,223,757
Spain-3.71%
Aena SME S.A.(c)	25,478	4,712,067
Endesa S.A.	190,519	5,223,520
Ferrovial S.A.	157,109	4,982,671
Iberdrola S.A.	529,714	5,788,833
Mapfre S.A.	1,567,265	4,006,479
Naturgy Energy Group S.A.	179,829	4,743,020
Red Electrica Corp. S.A.	229,021	4,573,422
Telefonica S.A.	598,101	4,044,873
		38,074,885
Sweden-2.35%
Castellum AB	206,967	5,074,446
Industrivarden AB, Class C	201,770	4,754,343
Investor AB, Class B	90,266	4,942,287
L E Lundbergforetagen AB, Class B	105,172	4,552,343
Telia Co. AB	1,132,549	4,835,415
		24,158,834
Switzerland-5.71%
Chocoladefabriken Lindt & Spruengli AG	62	5,779,252
Geberit AG	8,115	4,274,762
Givaudan S.A.	1,752	5,776,723
Nestle S.A.	51,735	5,706,433
Novartis AG	49,239	4,654,590
Partners Group Holding AG	5,159	4,725,229
Roche Holding AG	16,409	5,517,589
SGS S.A.	1,876	5,412,334
Swiss Re AG	46,549	5,253,210
Swisscom AG	10,453	5,730,815
Zurich Insurance Group AG	13,914	5,775,982
		58,606,919
United Kingdom-3.18%
Admiral Group PLC	153,554	4,560,395
Coca-Cola European Partners PLC	89,814	4,725,114
Compass Group PLC	174,867	4,326,668

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Diageo PLC	115,235	$4,551,499
HSBC Holdings PLC	621,240	4,518,794
Segro PLC	428,267	5,154,047
Unilever N.V.	83,170	4,833,501
		32,670,018
United States-0.50%
Waste Connections, Inc.	53,218	5,132,476
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $943,030,448)		1,024,156,334
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.74%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	44,262,196	44,262,196
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	14,748,166	$14,754,066
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,015,837)		59,016,262
TOTAL INVESTMENTS IN SECURITIES-105.46% (Cost $1,002,046,285)		1,083,172,596
OTHER ASSETS LESS LIABILITIES-(5.46)%		(56,113,423)
NET ASSETS-100.00%		$1,027,059,173

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $22,422,619, which represented 2.18% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Australia-12.26%
APA Group	570	$4,323
ASX Ltd.	180	10,323
Aurizon Holdings Ltd.	1,634	5,918
BHP Group Ltd.	1,792	47,266
BHP Group PLC	1,084	23,717
Brambles Ltd.	1,276	10,789
CSL Ltd.	204	42,616
Dexus	884	7,528
Evolution Mining Ltd.	1,381	3,430
Fortescue Metals Group Ltd.	1,818	13,862
Goodman Group	1,697	16,916
GPT Group (The)	1,260	5,061
Harvey Norman Holdings Ltd.	419	1,186
Magellan Financial Group Ltd.	157	7,070
Mirvac Group	3,672	8,358
Newcrest Mining Ltd.	798	15,776
Northern Star Resources Ltd.	552	4,656
Orica Ltd.	238	3,637
QBE Insurance Group Ltd.	848	7,806
Ramsay Health Care Ltd.(a)	85	4,507
Rio Tinto Ltd.	229	15,142
Sydney Airport	669	3,758
Telstra Corp. Ltd.	3,460	8,895
Transurban Group	2,770	29,114
Wesfarmers Ltd.	608	18,402
WiseTech Global Ltd.	113	1,893
Woolworths Group Ltd.	884	24,761
		346,710
Austria-0.09%
Verbund AG	46	2,433
Belgium-0.34%
Galapagos N.V.(a)(b)	31	6,943
Proximus SADP	94	2,679
		9,622
Canada-11.49%
Air Canada(b)	282	9,452
Algonquin Power & Utilities Corp.(a)	469	7,184
Alimentation Couche-Tard, Inc., Class B	670	22,407
Barrick Gold Corp.	1,142	21,164
BCE, Inc.(a)	171	8,063
Brookfield Asset Management, Inc., Class A	488	29,880
CAE, Inc.	161	4,778
Canadian Apartment Properties REIT	40	1,712
Canadian Pacific Railway Ltd.	75	19,936
Canadian Utilities Ltd., Class A	72	2,205
CGI, Inc., Class A(b)	141	10,803
Choice Properties REIT(a)	88	973
Constellation Software, Inc.	12	12,621
Emera, Inc.(a)	235	10,476
Empire Co. Ltd., Class A	110	2,553
Fortis, Inc.	409	17,850
Gildan Activewear, Inc.	168	4,658
H&R REIT	96	1,553
Hydro One Ltd.(c)	273	5,553
Intact Financial Corp.	106	11,491
Kirkland Lake Gold Ltd.	170	6,976
Loblaw Cos. Ltd.	124	6,492
Metro, Inc.	155	6,323
Restaurant Brands International, Inc.	146	8,913
RioCan REIT	78	1,602
	Shares	Value
Canada-(continued)
Shopify, Inc., Class A(b)	97	$45,204
SmartCentres REIT	36	855
TC Energy Corp.	496	27,216
Thomson Reuters Corp.	170	13,675
TMX Group Ltd.	27	2,500
		325,068
Denmark-1.79%
Carlsberg A/S, Class B	66	9,654
Coloplast A/S, Class B	53	6,688
Orsted A/S(c)	177	19,319
Tryg A/S	110	3,334
Vestas Wind Systems A/S	116	11,574
		50,569
Finland-0.31%
Neste OYJ	221	8,788
France-10.23%
Air Liquide S.A.	253	36,659
Airbus SE	305	45,035
Christian Dior SE	4	1,879
Danone S.A.	400	32,093
Hermes International	18	13,497
L’Oreal S.A.	126	35,174
LVMH Moet Hennessy Louis Vuitton SE	147	64,396
Pernod Ricard S.A.	113	19,598
Safran S.A.	176	28,467
Sartorius Stedim Biotech	15	2,695
Veolia Environnement S.A.	335	9,905
		289,398
Germany-6.02%
adidas AG	153	48,459
Allianz SE	225	53,821
Deutsche Boerse AG	89	14,504
Hannover Rueck SE	46	8,946
MTU Aero Engines AG	27	8,210
Muenchener Rueckversicherungs-Gesellschaft AG	89	26,265
Puma SE	56	4,493
Sartorius AG, Preference Shares	17	3,968
Talanx AG	31	1,549
		170,215
Hong Kong-1.48%
HKT Trust & HKT Ltd.	2,560	3,838
Hong Kong & China Gas Co. Ltd. (The)	6,676	12,862
Link REIT	1,119	11,385
Mapletree North Asia Commercial Trust(c)	1,616	1,409
MTR Corp. Ltd.	911	5,150
Techtronic Industries Co. Ltd.	876	7,102
		41,746
Israel-0.96%
Alony Hetz Properties & Investments Ltd.	108	1,792
Azrieli Group Ltd.	32	2,366
Bank Leumi Le-Israel BM	730	5,277
Elbit Systems Ltd.	14	2,152
First International Bank of Israel Ltd.	33	927
Israel Discount Bank Ltd., Class A	825	3,763
Nice Ltd.(b)	41	7,110
Wix.com Ltd.(b)	27	3,853
		27,240

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Italy-3.79%
Assicurazioni Generali S.p.A.	701	$13,669
Davide Campari-Milano S.p.A.	186	1,799
Enel S.p.A.	6,551	57,026
Ferrari N.V.	67	11,323
Hera S.p.A.	441	2,005
Infrastrutture Wireless Italiane S.p.A.(c)	146	1,517
Poste Italiane S.p.A.(c)	247	2,833
Recordati S.p.A.	64	2,740
Snam S.p.A.	1,435	7,692
Terna - Rete Elettrica Nazionale S.p.A.	797	5,561
UnipolSai Assicurazioni S.p.A.	373	1,000
		107,165
Japan-6.08%
Advance Residence Investment Corp.	1	3,151
Advantest Corp.	119	6,445
Bandai Namco Holdings, Inc.	114	6,709
Chugai Pharmaceutical Co. Ltd.	149	15,486
Daiichi Sankyo Co. Ltd.	344	23,617
Fast Retailing Co. Ltd.	38	20,805
GOLDWIN, Inc.	26	1,612
Hikari Tsushin, Inc.	10	2,492
Hitachi Chemical Co. Ltd.	53	2,247
Invincible Investment Corp.	5	2,533
Itochu Techno-Solutions Corp.	53	1,587
Japan Hotel REIT Investment Corp.	3	2,023
Japan Prime Realty Investment Corp.	1	4,622
Japan Real Estate Investment Corp.	1	7,298
Keio Corp.	63	3,650
Kintetsu Group Holdings Co. Ltd.	97	5,164
Kobe Bussan Co. Ltd.	60	2,325
Mori Trust Sogo Reit, Inc.	1	1,835
NEC Corp.	205	9,306
Nihon Unisys Ltd.	43	1,333
Nippon Building Fund, Inc.	1	8,101
Nippon Prologis REIT, Inc.	2	5,757
Nomura Real Estate Master Fund, Inc.	2	3,521
ORIX JREIT, Inc.	2	4,231
Pan Pacific International Holdings Corp.	318	5,184
PeptiDream, Inc.(b)	50	2,417
Rakuten, Inc.(b)	455	3,594
Sekisui House Reit, Inc.	3	2,574
Skylark Holdings Co. Ltd.	100	1,850
Sony Financial Holdings, Inc.	80	1,881
Suzuken Co. Ltd.	41	1,602
Taiyo Nippon Sanso Corp.	116	2,587
Toho Co. Ltd.	79	2,948
Workman Co. Ltd.	20	1,642
		172,129
Netherlands-1.01%
GrandVision N.V.(c)	39	1,195
Koninklijke DSM N.V.	101	12,346
Wolters Kluwer N.V.	198	14,903
		28,444
New Zealand-0.78%
a2 Milk Co. Ltd.(b)	555	5,388
Auckland International Airport Ltd.	840	4,702
Contact Energy Ltd.	697	3,356
Meridian Energy Ltd.	1,323	4,576
Xero Ltd.(b)	70	4,010
		22,032
	Shares	Value
Norway-0.64%
Gjensidige Forsikring ASA	160	$3,489
Mowi ASA	239	5,710
Telenor ASA	361	6,538
TOMRA Systems ASA	83	2,449
		18,186
Singapore-1.01%
Ascendas REIT	1,648	3,803
BOC Aviation Ltd.(c)	140	1,295
CapitaLand Commercial Trust	1,848	2,789
CapitaLand Mall Trust	1,927	3,558
ComfortDelGro Corp. Ltd.	1,032	1,641
Mapletree Commercial Trust	1,566	2,696
Mapletree Logistics Trust	2,107	2,840
Singapore Technologies Engineering Ltd.	1,082	3,258
Wilmar International Ltd.	2,350	6,732
		28,612
South Africa-0.57%
Anglo American PLC	616	16,123
Spain-2.98%
Cellnex Telecom S.A.(c)	207	10,304
Endesa S.A.	180	4,941
Ferrovial S.A.	406	12,895
Iberdrola S.A.	5,147	56,298
		84,438
Sweden-3.13%
AAK AB	153	2,874
Assa Abloy AB, Class B	665	15,820
Castellum AB	183	4,492
Essity AB, Class B	414	13,143
Fabege AB	142	2,436
Fastighets AB Balder, Class B(b)	57	2,705
Getinge AB, Class B	133	2,271
Hufvudstaden AB, Class A	80	1,584
Husqvarna AB, Class B	220	1,660
ICA Gruppen AB	89	3,913
Investment AB Latour, Class B(a)	91	1,519
Investor AB, Class B	294	16,111
L E Lundbergforetagen AB, Class B	40	1,737
Nibe Industrier AB, Class B	272	4,716
Tele2 AB, Class B	235	3,545
Telefonaktiebolaget LM Ericsson, Class B	1,264	9,935
		88,461
Switzerland-20.31%
Givaudan S.A.	4	13,189
Nestle S.A.	2,127	234,611
Novartis AG	1,798	169,966
Roche Holding AG	330	110,964
Roche Holding AG, BR	12	3,981
Zurich Insurance Group AG	101	41,962
		574,673
Taiwan-0.29%
Sea Ltd., ADR(b)	181	8,188
United Kingdom-13.14%
Admiral Group PLC	123	3,663
AstraZeneca PLC	697	68,211
AVEVA Group PLC	49	3,177
Barratt Developments PLC	566	5,990
Clarivate Analytics PLC(b)	110	2,218
Coca-Cola European Partners PLC	189	9,943

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Compass Group PLC	1,145	$28,330
Diageo PLC	1,684	66,817
Experian PLC	680	23,637
Halma PLC	298	8,277
InterContinental Hotels Group PLC	106	6,547
JD Sports Fashion PLC	236	2,557
London Stock Exchange Group PLC	265	27,373
Micro Focus International PLC	230	3,108
RELX PLC	1,060	28,128
Rentokil Initial PLC	1,099	6,765
Segro PLC	593	7,118
Smith & Nephew PLC	808	19,454
Spirax-Sarco Engineering PLC	44	5,174
Unilever PLC	630	37,649
United Utilities Group PLC	301	4,021
Whitbread PLC	60	3,535
		371,692
United States-1.35%
Atlassian Corp. PLC, Class A(b)	96	14,112
CyberArk Software Ltd.(b)	40	5,529
Mellanox Technologies Ltd.(b)	33	3,990
Waste Connections, Inc.	152	14,659
		38,290
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,462,255)		2,830,222
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.32%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	28,067	$28,067
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	9,352	9,356
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,423)		37,423
TOTAL INVESTMENTS IN SECURITIES-101.37% (Cost $2,499,678)		2,867,645
OTHER ASSETS LESS LIABILITIES-(1.37)%		(38,832)
NET ASSETS-100.00%		$2,828,813

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2020.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $43,425, which represented 1.54% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,834,897	$26,069,079	$0	$31,903,976
Money Market Funds	601,832	-	-	601,832
Total Investments	$6,436,729	$26,069,079	$0	$32,505,808
Invesco MSCI Emerging Markets Equal Country Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,734,445	$23	$81	$11,734,549
Exchange-Traded Funds	625,718	-	-	625,718
Money Market Funds	22,934	-	-	22,934
Total Investments	$12,383,097	$23	$81	$12,383,201
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,771,482	$247,993,843	$8,871	$308,774,196
Exchange-Traded Funds	13,435,526	-	-	13,435,526
Money Market Funds	416,557	-	-	416,557
Total Investments	$74,623,565	$247,993,843	$8,871	$322,626,279
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,489,143	$3,140,869	$85	$5,630,097
Exchange-Traded Funds	263,454	-	-	263,454
Non-U.S. Dollar Denominated Bonds & Notes	-	227	-	227
Money Market Funds	42,997	-	-	42,997
Total Investments	$2,795,594	$3,141,096	$85	$5,936,775
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,551,144	$10,302,751	$-	$13,853,895
Money Market Funds	249,126	-	-	249,126
Total Investments	$3,800,270	$10,302,751	$-	$14,103,021

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$409,814,579	$614,341,755	$-	$1,024,156,334
Money Market Funds	59,016,262	-	-	59,016,262
Total Investments	$468,830,841	$614,341,755	$-	$1,083,172,596
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.